UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22201

Direxion Shares ETF Trust
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.)
35th Floor
New York, NY 10019

(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(800) 851-0511

Registrant’s telephone number, including area code

Date of fiscal year end:	October 31, 2016
Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments.

Direxion All Cap Insider Sentiment Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.8%
Air Transportation - 4.6%
22,947	Alaska Air Group, Inc.	$1,615,469
11,550	American Airlines Group, Inc.	450,335
48,801	Delta Air Lines, Inc.	2,161,396
34,558	United Continental Holdings, Inc. (a)	1,668,460
		5,895,660
Amusement, Gambling, and Recreation Industries - 1.6%
34,519	Global Payments, Inc.	2,034,895
Beverage and Tobacco Product Manufacturing - 1.9%
8,048	Altria Group, Inc.	491,813
10,017	Constellation Brands, Inc. Class A	1,527,392
3,254	Monster Beverage Corp. (a)	439,388
		2,458,593
Broadcasting (except Internet) - 0.4%
11,888	Viacom, Inc. Class B	542,568
Building Material and Garden Equipment and Supplies Dealers - 1.5%
15,084	Home Depot, Inc.	1,896,964
Chemical Manufacturing - 5.0%
31,962	Mallinckrodt PLC (a)	1,856,673
30,188	Mead Johnson Nutrition Co.	2,188,328
9,085	Merck & Co., Inc.	460,337
3,300	Perrigo Company PLC	477,114
54,833	PolyOne Corp.	1,483,781
		6,466,233
Clothing and Clothing Accessories Stores - 0.4%
8,837	Ross Stores, Inc.	497,170
Computer and Electronic Product Manufacturing - 6.2%
64,924	Agilent Technologies, Inc.	2,444,389
33,294	Analog Devices, Inc.	1,793,215
3,572	Avago Technologies Ltd.	477,612
256,984	Cypress Semiconductor Corp.	2,019,894
42,181	HP, Inc.	409,577
22,347	Jabil Circuit, Inc.	444,929
3,465	Thermo Fisher Scientific, Inc.	457,588
		8,047,204
Construction of Buildings - 0.3%
16,057	D.R. Horton, Inc.	441,728
Credit Intermediation and Related Activities - 10.2%
26,941	Bank of the Ozarks, Inc.	1,194,564
13,174	BB&T Corp.	430,263
11,756	Comerica, Inc.	403,231
36,945	F.N.B. Corp.	445,187
167,856	Fifth Third Bancorp	2,652,125
45,140	Huntington Bancshares, Inc.	387,301
11,388	PacWest Bancorp	418,054

11,559	SunTrust Banks, Inc.	422,828
81,599	Synovus Financial Corp.	2,491,217
55,162	UMB Financial Corp.	2,587,098
13,251	United Bankshares, Inc.	444,969
58,218	Zions Bancorporation	1,320,384
		13,197,221
Data Processing, Hosting and Related Services - 2.7%
20,599	Citrix Systems, Inc. (a)	1,451,405
4,313	DST Systems, Inc.	454,633
23,192	Red Hat, Inc. (a)	1,624,600
		3,530,638
Food and Beverage Stores - 2.4%
40,138	Kroger Co.	1,557,756
52,591	Whole Foods Market, Inc.	1,541,442
		3,099,198
Food Manufacturing - 0.7%
11,395	ConAgra Foods, Inc.	474,488
7,819	Post Holdings, Inc. (a)	457,411
		931,899
Food Services and Drinking Places - 4.1%
38,732	Darden Restaurants, Inc.	2,442,440
4,023	McDonald’s Corp.	497,967
51,954	Texas Roadhouse, Inc.	1,913,466
10,156	The Cheesecake Factory, Inc.	490,534
		5,344,407
General Merchandise Stores - 5.2%
66,132	Kohl’s Corp.	3,290,067
47,500	Target Corp.	3,439,950
		6,730,017
Health and Personal Care Stores - 2.2%
4,983	CVS Health Corp.	481,308
5,469	Express Scripts Holding Co. (a)	393,057
24,955	Walgreens Boots Alliance Inc.	1,989,413
		2,863,778
Hospitals - 0.4%
17,457	Tenet Healthcare Corp. (a)	473,434
Insurance Carriers and Related Activities - 8.9%
40,909	Centene Corp. (a)	2,538,812
19,655	CIGNA Corp.	2,625,908
59,171	Cincinnati Financial Corp.	3,410,025
12,854	Loews Corp.	475,727
4,123	UnitedHealth Group, Inc.	474,805
26,442	WellCare Health Plans, Inc. (a)	2,009,063
		11,534,340
Machinery Manufacturing - 0.7%
9,895	Brunswick Corp.	394,316
5,370	Cummins, Inc.	482,709
		877,025
Merchant Wholesalers, Durable Goods - 1.0%
47,463	LKQ Corp. (a)	1,300,486

Merchant Wholesalers, Nondurable Goods - 1.3%
2,071	Acuity Brands, Inc.	419,233
4,679	AmerisourceBergen Corp.	419,051
11,802	CST Brands, Inc.	457,209
6,084	Edgewell Personal Care Co.	450,277
		1,745,770
Mining (except Oil and Gas) - 2.0%
85,832	Royal Gold, Inc.	2,556,935
Miscellaneous Manufacturing - 3.0%
17,110	Edwards Lifesciences Corp. (a)	1,338,173
18,575	Pool Corp.	1,569,588
6,401	STERIS PLC	443,205
10,081	Vista Outdoor, Inc. (a)	486,005
		3,836,971
Motor Vehicle and Parts Dealers - 2.3%
8,975	Advance Auto Parts, Inc.	1,364,649
2,133	AutoZone, Inc. (a)	1,636,843
		3,001,492
Nonstore Retailers - 1.8%
753	Amazon.com, Inc. (a)	442,011
81,642	eBay, Inc. (a)	1,915,321
		2,357,332
Oil and Gas Extraction - 1.1%
52,551	Devon Energy Corp.	1,466,173
Paper Manufacturing - 2.1%
67,069	Sealed Air Corp.	2,718,307
Petroleum and Coal Products Manufacturing - 0.3%
4,477	Tesoro Corp.	390,618
Printing and Related Support Activities - 0.4%
7,813	Avery Dennison Corp.	475,734
Professional, Scientific, and Technical Services - 1.7%
20,680	Accenture PLC Class A	2,182,567
Publishing Industries (except Internet) - 0.7%
23,230	ACI Worldwide, Inc. (a)	415,817
2,596	The Ultimate Software Group, Inc. (a)	455,935
		871,752
Real Estate - 2.7%
17,261	Corrections Corporation of America	497,289
21,805	Rayonier, Inc.	459,867
41,871	Welltower, Inc.	2,605,214
		3,562,370
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.6%
6,479	IntercontinentalExchange, Inc.	1,709,160
43,570	Navient Corp.	416,529
		2,125,689
Support Activities for Mining - 2.5%
96,306	Oceaneering International, Inc.	3,259,958
Telecommunications - 2.0%
578,672	Frontier Communications Corp.	2,632,958
Transportation Equipment Manufacturing - 1.4%
33,994	BE Aerospace, Inc.	1,375,057
5,236	Rockwell Collins, Inc.	423,488
		1,798,545

Utilities - 8.7%
7,603	Alliant Energy Corp.	496,780
13,251	CMS Energy Corp.	515,199
46,771	Consolidated Edison, Inc.	3,245,440
6,627	Duke Energy Corp.	499,013
29,867	NextEra Energy, Inc.	3,336,443
19,662	ONEOK, Inc.	489,780
84,422	PNM Resources, Inc.	2,651,695
		11,234,350
Water Transportation - 1.4%
38,676	Carnival Corp.	1,861,476
Wholesale Electronic Markets and Agents and Brokers - 2.4%
36,157	Genuine Parts Co.	3,115,649
	TOTAL COMMON STOCKS (Cost $132,679,888)	$129,358,104
SHORT TERM INVESTMENTS - 0.0% (*)
Money Market Funds - 0.0% (*)
4,917	Dreyfus Treasury Prime Cash Management, 0.08% (b)	$4,917
	TOTAL SHORT TERM INVESTMENTS (Cost $4,917)	$4,917

	TOTAL INVESTMENTS - 99.8% (Cost $132,684,805)	$129,363,021
	Other Assets in Excess of Liabilities - 0.2%	222,447
	TOTAL NET ASSETS - 100.0%	$129,585,468

Percentages are stated as a percent of net assets.

(*)	Less than 0.05%.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at January 31, 2016.

Direxion iBillionaire Index ETF

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.6%
Accommodation - 3.0%
10,531	Starwood Hotels & Resorts Worldwide, Inc.	$655,449
Administrative and Support Services - 3.5%
20,826	PayPal Holdings, Inc. (a)	752,652
Air Transportation - 3.2%
15,788	Delta Air Lines, Inc.	699,250
Beverage and Tobacco Product Manufacturing - 3.9%
5,460	Constellation Brands, Inc.	832,541
Chemical Manufacturing - 26.4%
12,490	Abbvie, Inc.	685,701
2,538	Allergan, Inc. (a)	721,883
4,786	Amgen, Inc.	730,966
13,081	ENDO Health Solutions, Inc. (a)	725,603
7,988	Monsanto Co.	723,713
14,886	Mylan N.V. (a)	784,343
4,914	Perrigo Co. PLC	710,466
14,601	The Dow Chemical Co.	613,242
		5,695,917
Computer and Electronic Product Manufacturing - 3.0%
6,634	Apple, Inc.	645,754
Credit Intermediation and Related Activities - 3.1%
11,404	JPMorgan Chase & Co.	678,538
Electrical Equipment, Appliance, and Component Manufacturing - 3.0%
4,795	Whirlpool Corp.	644,400
Food Manufacturing - 3.8%
10,555	The Kraft Heinz Co.	823,923
Food Services and Drinking Places - 3.6%
10,783	YUM! Brands, Inc.	780,366
Health and Personal Care Stores - 3.4%
9,089	Walgreens Boots Alliance, Inc.	724,575
Hospitals - 3.5%
10,890	HCA Holdings, Inc. (a)	757,726
Insurance Carriers and Related Activities - 3.3%
4,449	Humana, Inc.	724,253
Miscellaneous Manufacturing - 6.8%
19,966	Baxter International, Inc.	730,756
5,568	Thermo Fisher Scientific, Inc.	735,310
		1,466,066
Nonstore Retailers - 3.2%
1,173	Amazon.com, Inc. (a)	688,551
Other Information Services - 3.7%
7,174	Facebook, Inc. (a)	804,995
Plastics and Rubber Products Manufacturing - 3.0%
23,211	Goodyear Tire & Rubber Co.	659,424
Professional, Scientific, and Technical Services - 3.0%
600	The Priceline Group Inc. (a)	638,982
Publishing Industries (except Internet) - 3.6%
14,236	Microsoft Corp.	784,261

Telecommunications - 3.5%
4,099	Time Warner Cable, Inc.	746,059
Textile Product Mills - 3.2%
4,133	Mohawk Industries, Inc. (a)	687,773
Transportation Equipment Manufacturing - 2.9%
21,418	General Motors Co.	634,830

	TOTAL COMMON STOCKS (Cost $23,328,896)	$21,526,285
SHORT TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
101,232	Short Term Investments Trust Treasury Portfolio, 0.18% (b)	$101,232
	TOTAL SHORT TERM INVESTMENTS (Cost $101,232)	$101,232

	TOTAL INVESTMENTS (Cost $23,430,128) - 100.1%	$21,627,517
	Liabilities in Excess of Other Assets - 0.1%	(13,609)
	TOTAL NET ASSETS - 100.0%	$21,613,908

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at January 31, 2016.

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.8%
Accommodation - 1.0%
13,307	Marriott International, Inc. Class A	$815,453
Administrative and Support Services - 5.7%
16,452	Akamai Technologies, Inc. (a)	750,540
17,814	Ctrip.com International Ltd. ADR (a)	760,301
16,408	Paychex, Inc.	785,287
24,572	PayPal Holdings, Inc. (a)	888,032
667	The Priceline Group, Inc. (a)	710,335
10,247	TripAdvisor, Inc. (a)	684,090
		4,578,585
Air Transportation - 1.0%
20,900	American Airlines Group, Inc.	814,891
Beverage and Tobacco Product Manufacturing - 1.0%
5,873	Monster Beverage Corp. (a)	793,031
Broadcasting (except Internet) - 6.5%
4,855	Charter Communications, Inc. Class A (a)	831,953
15,212	Comcast Corp. Class A	847,460
16,550	Discovery Communications, Inc. Class A (a)	456,614
17,318	Discovery Communications, Inc. Class C (a)	471,223
16,461	Liberty Interactive Corp. Class A (a)	428,974
9,888	Liberty Ventures (a)	388,895
216,864	Sirius XM Holdings, Inc. (a)	802,397
21,867	Viacom, Inc. Class B	998,010
		5,225,526
Building Material and Garden Equipment and Supplies Dealers - 1.1%
21,973	Fastenal Co.	891,225
Chemical Manufacturing - 7.1%
4,685	Alexion Pharmaceuticals, Inc. (a)	683,682
8,280	BioMarin Pharmaceutical, Inc. (a)	612,886
7,773	Celgene Corp. (a)	779,787
14,064	Endo Health Solutions, Inc. (a)	780,130
8,489	Gilead Sciences, Inc.	704,587
16,133	Mylan NV (a)	850,048
1,574	Regeneron Pharmaceuticals, Inc. (a)	661,222
7,324	Vertex Pharmaceuticals, Inc. (a)	664,653
		5,736,995
Clothing and Clothing Accessories Stores - 1.1%
16,174	Ross Stores, Inc.	909,949
Computer and Electronic Product Manufacturing - 20.4%
22,285	Activision Blizzard, Inc.	775,964
15,572	Analog Devices, Inc.	838,708
8,040	Apple, Inc.	782,614
47,746	Applied Materials, Inc.	842,717
6,129	Avago Technologies Ltd.	819,509
32,661	Cisco Systems, Inc.	777,005
4,676	Illumina, Inc. (a)	738,574
25,277	Intel Corp.	784,092
20,196	Linear Technology Corp.	862,975
23,021	Maxim Integrated Products, Inc.	768,901
59,518	Micron Technology, Inc. (a)	656,484
31,374	NetApp, Inc.	688,032
26,582	NVIDIA Corp.	778,587
10,198	NXP Semiconductors NV (a)	762,606

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
18,118	QUALCOMM, Inc.	821,470
11,637	SanDisk Corp.	822,736
25,085	Seagate Technology PLC	728,719
11,151	Skyworks Solutions, Inc.	768,527
15,633	Texas Instruments, Inc.	827,455
14,584	Western Digital Corp.	699,740
18,478	Xilinx, Inc.	928,889
		16,474,304
Data Processing, Hosting and Related Services - 3.2%
10,289	Automatic Data Processing, Inc.	854,913
11,501	Citrix Systems, Inc. (a)	810,360
9,396	Fiserv, Inc. (a)	888,486
		2,553,759
Food and Beverage Stores - 1.0%
26,116	Whole Foods Market, Inc.	765,460
Food Manufacturing - 2.2%
19,919	Mondelez International, Inc.	858,509
12,163	The Kraft Heinz Co.	949,444
		1,807,953
Food Services and Drinking Places - 1.1%
14,737	Starbucks Corp.	895,567
Furniture and Home Furnishings Stores - 0.9%
17,208	Bed Bath & Beyond, Inc. (a)	742,869
General Merchandise Stores - 3.3%
5,418	Costco Wholesale Corp.	818,768
11,363	Dollar Tree, Inc. (a)	924,039
10,054	Tractor Supply Co.	887,869
		2,630,676
Health and Personal Care Stores - 3.0%
10,030	Express Scripts Holding Co. (a)	720,856
4,661	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	844,434
10,371	Walgreens Boots Alliance Inc.	826,776
		2,392,066
Insurance Carriers and Related Activities - 1.0%
11,486	Verisk Analytics, Inc. Class A (a)	838,478
Machinery Manufacturing - 2.1%
12,818	KLA-Tencor Corp.	858,678
11,127	Lam Research Corp.	798,807
		1,657,485
Merchant Wholesalers, Durable Goods - 2.2%
5,593	Henry Schein, Inc. (a)	847,004
3,415	O’Reilly Automotive, Inc. (a)	890,973
		1,737,977
Miscellaneous Manufacturing - 2.2%
1,600	Intuitive Surgical, Inc. (a)	865,360
32,735	Mattel, Inc.	903,159
		1,768,519
Motion Picture and Sound Recording Industries - 0.8%
7,243	Netflix, Inc. (a)	665,197
Nonstore Retailers - 1.8%
1,292	Amazon.com, Inc. (a)	758,404
31,199	eBay, Inc. (a)	731,929
		1,490,333
Other Information Services - 5.0%
567	Alphabet, Inc. - A (a)	431,685
581	Alphabet, Inc. - Class C (a)	431,654
4,490	Baidu, Inc. ADR (a)	733,082
8,232	Facebook, Inc. (a)	923,713
11,389	Liberty Global PLC - Series C (a)	379,368
10,981	Liberty Global PLC Class A (a)	377,856
26,180	Yahoo!, Inc. (a)	772,572
		4,049,930
Professional, Scientific, and Technical Services - 4.9%
5,385	Amgen, Inc.	822,451
2,919	Biogen Inc. (a)	797,062
14,499	Cerner Corp. (a)	841,087
14,513	Cognizant Technology Solutions Corp. Class A (a)	918,818
7,570	Incyte Corp. (a)	534,139
		3,913,557

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
Publishing Industries (except Internet) - 9.2%
9,342	Adobe Systems, Inc. (a)	832,652
14,408	Autodesk, Inc. (a)	674,583
30,559	CA, Inc.	877,960
10,651	Check Point Software Technologies Ltd. (a)	839,405
12,397	Electronic Arts, Inc. (a)	800,164
9,008	Intuit, Inc.	860,354
15,695	Microsoft Corp.	864,638
42,571	Symantec Corp.	844,609
15,928	Twenty First Century Fox - A	429,578
15,510	Twenty First Century Fox - B	420,321
		7,444,264
Support Activities for Transportation - 0.9%
6,837	Expedia, Inc.	690,810
Telecommunications - 6.1%
15,098	Dish Network Corp. (a)	728,780
26,582	JD.com, Inc. - ADR (a)	691,929
11,338	Liberty Media Corp - A (a)	415,198
11,735	Liberty Media Corp - C (a)	417,649
8,557	SBA Communications Corp. (a)	849,539
22,319	T-Mobile US, Inc. (a)	896,108
27,513	Vodafone Group PLC - SP ADR	885,919
		4,885,122
Transportation Equipment Manufacturing - 2.1%
19,094	PACCAR, Inc.	936,943
3,761	Tesla Motors, Inc. (a)	719,103
		1,656,046
Waste Management and Remediation Services - 1.1%
7,390	Stericycle, Inc. (a)	889,387
Water Transportation - 0.8%
14,916	Norwegian Cruise Line Holdings Ltd. (a)	676,739
	TOTAL COMMON STOCKS (Cost $86,700,682)	$80,392,153
SHORT TERM INVESTMENTS - 0.0%(†)
Money Market Funds - 0.0%(†)
776	Dreyfus Treasury Prime Cash Management, 0.08% (b)	$776
	TOTAL SHORT TERM INVESTMENTS (Cost $776)	$776

	TOTAL INVESTMENTS - 99.8% (Cost $86,701,458)	$80,392,929
	Other Assets in Excess of Liabilities - 0.2%	171,274
	TOTAL NET ASSETS - 100.0%	$80,564,203

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at January 31, 2016.

(†)	Less than 0.05%.

ADR - American Depository Receipt

Direxion S&P 500® Volatility Response Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 38.5%
26,362	SPDR® S&P 500® ETF Trust	$5,110,801
	TOTAL INVESTMENT COMPANIES (Cost $5,051,987)	$5,110,801

	TOTAL INVESTMENTS (Cost $5,051,987) - 38.5%	$5,110,801
	Other Assets in Excess of Liabilities - 61.5%	8,150,907
	TOTAL NET ASSETS - 100.0%	$13,261,708

Percentages are stated as a percent of net assets.

Direxion Value Line® Conservative Equity ETF

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 98.9%
Administrative and Support Services - 1.5%
196	Paychex, Inc.	$9,381
176	Waste Management, Inc.	9,319
		18,700
Ambulatory Health Care Services - 0.7%
81	Laboratory Corp. of America Holdings (a)	9,100
Amusement, Gambling, and Recreation Industries - 0.8%
99	The Walt Disney Co.	9,486
Beverage and Tobacco Product Manufacturing - 3.8%
83	Anheuser Busch InBev SA/NV ADR	10,445
103	Brown Forman Corp. Class B	10,077
212	Coca-Cola Co.	9,099
82	Diageo PLC ADR	8,829
97	Pepsico, Inc.	9,632
		48,082
Building Material and Garden Equipment and Supplies Dealers - 0.9%
89	Home Depot, Inc.	11,193
Chemical Manufacturing - 13.2%
203	Abbott Laboratories	7,683
64	Air Products & Chemicals, Inc.	8,109
101	Bio-Techne Corp.	8,352
154	Bristol-Myers Squibb Co.	9,573
116	Church & Dwight Co., Inc.	9,744
133	Colgate-Palmolive Co.	8,981
134	E.I. du Pont de Nemours and Co.	7,070
91	Ecolab, Inc.	9,816
129	Eli Lilly & Co.	10,204
216	GlaxoSmithKline PLC ADR	8,919
92	International Flavors & Fragrances, Inc.	10,760
88	Johnson & Johnson	9,191
149	Merck & Co., Inc.	7,550
98	Novartis AG ADR	7,641
287	Pfizer, Inc.	8,751
81	PPG Industries, Inc.	7,705
74	Praxair, Inc.	7,400
199	Sanofi ADR	8,286
164	Teva Pharmaceutical Industries Ltd. ADR	10,083
		165,818
Clothing and Clothing Accessories Stores - 0.8%
134	TJX Companies, Inc.	9,546
Computer and Electronic Product Manufacturing - 5.9%
255	Intel Corp.	7,910
139	Motorola Solutions, Inc.	9,281
63	Northrop Grumman Corp.	11,659

124	QUALCOMM, Inc.	5,622
85	Raytheon Co.	10,900
60	Roper Technologies, Inc.	10,540
174	Texas Instruments, Inc.	9,210
106	Varian Medical Systems, Inc. (a)	8,176
		73,298
Couriers and Messengers - 0.6%
84	United Parcel Service, Inc. Class B	7,829
Credit Intermediation and Related Activities - 2.6%
116	American Express Co.	6,206
228	Commerce Bancshares, Inc.	9,378
137	Cullen/Frost Bankers, Inc.	6,557
140	Visa, Inc. Class A	10,428
		32,569
Data Processing, Hosting and Related Services - 0.7%
109	Automatic Data Processing, Inc.	9,057
Electrical Equipment, Appliance, and Component Manufacturing - 0.5%
149	Emerson Electric Co.	6,851
Food and Beverage Stores - 0.6%
195	Weis Markets, Inc.	7,921
Food Manufacturing - 7.1%
256	ConAgra Foods, Inc.	10,660
173	General Mills, Inc.	9,776
179	Hormel Foods Corp.	14,393
140	Kellogg Co.	10,282
104	Lancaster Colony Corp.	10,575
125	McCormick & Co, Inc.	10,996
92	The J.M. Smucker Co.	11,805
317	Tootsie Roll Industries, Inc.	10,404
		88,891
Food Services and Drinking Places - 2.1%
97	McDonald’s Corp.	12,007
227	Starbucks Corp.	13,795
		25,802
Furniture and Home Furnishings Stores - 0.4%
120	Bed Bath & Beyond, Inc. (a)	5,180
General Merchandise Stores - 2.0%
64	Costco Wholesale Corp.	9,672
116	Target Corp.	8,401
104	Wal-Mart Stores, Inc.	6,901
		24,974
Health and Personal Care Stores - 1.3%
96	CVS Health Corp.	9,273
43	McKesson Corp.	6,922
		16,195
Insurance Carriers and Related Activities - 12.3%
20	Alleghany Corp. (a)	9,558
131	Allstate Corp.	7,939
97	Aon PLC	8,519
154	Arch Capital Group Ltd. (a)	10,403

193	Arthur J. Gallagher & Co.	7,265
62	Berkshire Hathaway, Inc. Class B (a)	8,046
301	Chubb Limited	34,034
53	Everest Re Group Ltd.	9,484
13	Markel Corp. (a)	10,926
168	Marsh & McLennan Companies, Inc.	8,959
172	Torchmark Corp.	9,346
87	Travelers Companies, Inc.	9,312
91	UnitedHealth Group, Inc.	10,480
186	W.R. Berkley Corp.	9,328
		153,599
Leather and Allied Product Manufacturing - 1.0%
193	NIKE, Inc. Class B	11,968
Machinery Manufacturing - 1.2%
105	Deere & Co.	8,086
81	United Technologies Corp.	7,103
		15,189
Management of Companies and Enterprises - 0.9%
170	AGL Resources, Inc.	10,805
Merchant Wholesalers, Durable Goods - 0.6%
37	W.W. Grainger, Inc.	7,278
Merchant Wholesalers, Nondurable Goods - 4.6%
81	Airgas, Inc.	11,340
100	AmerisourceBergen Corp.	8,956
114	Cardinal Health, Inc.	9,276
101	Procter & Gamble Co.	8,251
229	Sysco Corp.	9,117
231	Unilever PLC ADR	10,226
		57,166
Miscellaneous Manufacturing - 4.4%
56	3M Co.	8,456
64	Becton, Dickinson & Co.	9,304
55	C.R. Bard, Inc.	10,080
127	Medtronic PLC	9,642
97	Stryker Corp.	9,617
78	Zimmer Biomet Holdings, Inc.	7,742
		54,841
Nonmetallic Mineral Product Manufacturing - 0.7%
35	The Sherwin Williams Co.	8,949
Oil and Gas Extraction - 0.6%
366	Questar Corp.	7,463
Paper Manufacturing - 1.6%
203	Bemis Co., Inc.	9,718
80	Kimberly-Clark Corp.	10,273
		19,991
Petroleum and Coal Products Manufacturing - 1.7%
83	Chevron Corp.	7,177
100	Exxon Mobil Corp.	7,785
140	Royal Dutch Shell PLC Class B ADR	6,178
		21,140

Pipeline Transportation - 1.7%
303	New Jersey Resources Corp.	10,671
168	WGL Holdings, Inc.	11,221
		21,892
Plastics and Rubber Products Manufacturing - 0.7%
99	Illinois Tool Works, Inc.	8,917
Professional, Scientific, and Technical Services - 3.0%
104	Accenture PLC Class A	10,976
188	Amdocs Ltd	10,291
59	Amgen, Inc.	9,011
57	International Business Machines Corp.	7,113
		37,391
Publishing Industries (except Internet) - 3.0%
102	Intuit, Inc.	9,742
198	Microsoft Corp.	10,908
209	Oracle Corp.	7,589
213	Synopsys, Inc. (a)	9,137
		37,376
Rail Transportation - 0.5%
81	Union Pacific Corp.	5,832
Real Estate - 1.0%
47	Public Storage	11,917
Support Activities for Mining - 0.4%
143	ConocoPhillips	5,589
Telecommunications - 1.5%
268	AT&T, Inc.	9,664
192	Verizon Communications, Inc.	9,594
		19,258
Transportation Equipment Manufacturing - 3.6%
70	Boeing Co.	8,409
67	General Dynamics Corp.	8,963
92	Honeywell International, Inc.	9,494
47	Lockheed Martin Corp.	9,917
108	Rockwell Collins, Inc.	8,735
		45,518
Utilities - 7.8%
165	Atmos Energy Corp.	11,421
165	Cleco Corp.	8,768
137	Consolidated Edison, Inc.	9,506
192	Eversource Energy	10,330
202	MGE Energy, Inc.	9,787
186	Northwest Natural Gas Co.	9,663
131	Pinnacle West Capital Corp.	8,687
220	Public Service Enterprise Group, Inc.	9,086
171	WEC Energy Group, Inc.	9,444
275	Xcel Energy, Inc.	10,511
		97,203
Wholesale Electronic Markets and Agents and Brokers - 0.6%
89	Genuine Parts Co.	7,669
	TOTAL COMMON STOCKS (Cost $1,254,434)	$1,237,443

TOTAL INVESTMENTS - 98.9% (Cost $1,254,434)	$1,237,443
Other Assets in Excess of Liabilities - 1.1%	14,172
TOTAL NET ASSETS - 100.0%	$1,251,615

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

ADR - American Depository Receipt

Direxion Value Line® Mid- and Large-Cap High Dividend ETF

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 92.6%
Administrative and Support Services - 1.7%
2,696	Paychex, Inc.	$129,031

Beverage and Tobacco Product Manufacturing - 3.8%
2,422	Altria Group, Inc.	148,008
1,598	Philip Morris International, Inc.	143,836
		291,844
Chemical Manufacturing - 6.2%
1,223	Air Products & Chemicals, Inc.	154,966
2,313	LyondellBasell Industries N.V. Class A	180,345
2,983	Westlake Chemical Corp.	135,667
		470,978
Clothing and Clothing Accessories Stores - 1.3%
1,458	Dillard’s, Inc. Class A	102,658

Computer and Electronic Product Manufacturing - 11.6%
6,364	Cisco Systems, Inc.	151,400
3,309	Linear Technology Corp.	141,394
1,620	Raytheon Co.	207,749
3,325	Texas Instruments, Inc.	175,992
4,279	Xilinx, Inc.	215,105
		891,640
Credit Intermediation and Related Activities - 6.9%
14,547	Fulton Financial Corp.	186,929
4,699	PacWest Bancorp	172,500
3,305	Wells Fargo & Co.	166,010
		525,439
Electronics and Appliance Stores - 2.2%
6,028	Best Buy Co., Inc.	168,362

Food Manufacturing - 4.5%
6,468	Flowers Foods, Inc.	132,852
2,108	Ingredion, Inc.	212,318
		345,170
Food Services and Drinking Places - 2.1%
1,217	Cracker Barrel Old Country Store, Inc.	159,707

General Merchandise Stores - 2.0%
1,002	Costco Wholesale Corp.	151,422

Insurance Carriers and Related Activities - 1.7%
3,497	Principal Financial Group, Inc.	132,886

Merchant Wholesalers, Durable Goods - 1.8%
1,205	Watsco, Inc.	140,033

Miscellaneous Manufacturing - 2.1%
1,085	3M Co.	163,835

Paper Manufacturing - 3.0%
3,330	International Paper Co.	113,920
2,240	Packaging Corp of America	113,859
		227,779
Petroleum and Coal Products Manufacturing - 1.8%
1,987	Valero Energy Corp.	134,858

Printing and Related Support Activities - 2.6%
3,332	Avery Dennison Corp.	202,885

Professional, Scientific, and Technical Services - 2.2%
2,274	Omnicom Group, Inc.	166,798

Real Estate - 3.2%
4,231	The GEO Group, Inc.	125,153
4,772	Weyerhaeuser Co.	122,211
		247,364
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.9%
503	BlackRock, Inc.	158,073
2,340	T. Rowe Price Group, Inc.	166,023
4,643	Waddell & Reed Financial, Inc. Class A	127,404
		451,500
Telecommunications - 6.6%
4,953	AT&T, Inc.	178,605
1,628	Crown Castle International Corp.	140,334
3,659	Verizon Communications, Inc.	182,840
		501,779
Transportation Equipment Manufacturing - 11.6%
1,235	Boeing Co.	148,360
10,157	Ford Motor Co.	121,275
4,173	General Motors Co.	123,688
914	Lockheed Martin Corp.	192,854
2,947	PACCAR, Inc.	144,609
3,053	Thor Industries, Inc.	160,069
		890,855
Utilities - 5.7%
2,358	Edison International	145,724
2,610	NorthWestern Corp.	145,742

3,592	Public Service Enterprise Group, Inc.	148,350
		439,816
Wholesale Electronic Markets and Agents and Brokers - 2.1%
4,698	KAR Auction Services, Inc.	157,007
	TOTAL COMMON STOCKS (Cost $7,662,198)	$7,093,646
MASTER LIMITED PARTNERSHIPS - 6.9%
Gasoline Stations - 2.0%
4,055	Amerigas Partners LP	$155,833
Petroleum and Coal Products Manufacturing - 1.8%
3,078	Tesoro Logistics LP	136,448
Pipeline Transportation - 3.1%
2,169	Magellan Midstream Partners LP	139,315
2,878	Western Gas Partners LP	94,082
		233,397
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $595,963)	$525,678

	TOTAL INVESTMENTS - 99.5% (Cost $8,258,161)	$7,619,324
	Other Assets in Excess of Liabilities - 0.5%	39,260
	TOTAL NET ASSETS - 100.0%	$7,658,584

Percentages are stated as a percent of net assets.

Direxion Value Line® Small- and Mid-Cap High Dividend ETF
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 86.7%
Beverage and Tobacco Product Manufacturing - 3.0%
15,265	Vector Group Ltd.	$355,980
Clothing and Clothing Accessories Stores - 2.5%
7,277	The Cato Corp.	293,481
Computer and Electronic Product Manufacturing - 1.7%
6,875	National Instruments Corp.	195,938
Credit Intermediation and Related Activities - 28.4%
17,928	Capitol Federal Financial, Inc.	219,977
10,204	Columbia Banking System, Inc.	302,345
13,480	CVB Financial Corp.	206,379
12,671	First Financial Bancorp.	202,736
22,464	Fulton Financial Corp.	288,662
10,037	Glacier Bancorp, Inc.	236,773
16,434	Heritage Financial Corp.	297,620
16,927	Northwest Bancshares, Inc.	212,772
17,638	Old National Bancorp	217,300
11,427	Provident Financial Services, Inc.	224,426
16,686	Umpqua Holdings Corp.	241,613
8,884	Union Bankshares Corp.	204,066
7,617	United Bankshares, Inc.	255,779
6,660	Webster Financial Corp.	220,912
		3,331,360
Food Manufacturing - 4.6%
9,143	B&G Foods, Inc.	332,988
10,320	Flowers Foods, Inc.	211,973
		544,961
Food Services and Drinking Places - 2.1%
1,871	Cracker Barrel Old Country Store, Inc.	245,531
Health and Personal Care Stores - 2.3%
14,695	PetMed Express, Inc.	264,804
Insurance Carriers and Related Activities - 9.9%
5,144	AMERISAFE, Inc.	262,395
4,064	FBL Financial Group, Inc.	248,148
17,202	Maiden Holdings Ltd.	220,186
4,904	ProAssurance Corp.	245,788
9,861	Universal Insurance Holdings, Inc.	184,795
		1,161,312
Management of Companies and Enterprises - 4.7%
6,109	City Holding Co.	271,606
10,354	First Interstate BancSystem, Inc.	279,040
		550,646
Merchant Wholesalers, Durable Goods - 2.3%
2,364	Watsco, Inc.	274,720
Paper Manufacturing - 3.8%
6,553	Schweitzer-Mauduit International, Inc.	275,226
4,260	Sonoco Products Co.	168,313
		443,539

Primary Metal Manufacturing - 2.1%
10,053	Insteel Industries, Inc.	246,399
Professional, Scientific, and Technical Services - 1.6%
6,261	LPL Investment Holdings, Inc.	190,460
Real Estate - 3.5%
9,018	Hospitality Properties Trust	212,735
6,535	The GEO Group, Inc.	193,305
		406,040
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 6.9%
6,293	Artisan Partners Asset Management, Inc.	196,971
7,370	Cohen & Steers, Inc.	222,721
6,285	Waddell & Reed Financial, Inc. Class A	172,460
4,624	Westwood Holdings Group, Inc.	219,178
		811,330
Telecommunications - 1.5%
10,544	Inteliquent, Inc.	181,146
Transportation Equipment Manufacturing - 3.6%
7,133	Sun Hydraulics Corp.	181,606
4,714	Thor Industries, Inc.	247,155
		428,761
Utilities - 2.2%
4,559	NorthWestern Corp.	254,575
	TOTAL COMMON STOCKS (Cost $11,153,521)	$10,180,983
MASTER LIMITED PARTNERSHIPS - 12.6%
Gasoline Stations - 2.0%
6,009	AmeriGas Partners LP	$230,926
Management of Companies and Enterprises - 2.0%
15,153	Compass Diversified Holdings LLC	232,144
Mining (except Oil and Gas) - 2.0%
13,632	Alliance Holdings GP LP	241,695
Petroleum and Coal Products Manufacturing - 3.6%
11,715	CVR Refining LP	190,720
5,155	Tesoro Logistics LP	228,521
		419,241
Pipeline Transportation - 3.0%
7,202	Holly Energy Partners LP	186,604
3,803	TC PipeLines LP	164,442
		351,046
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,701,896)	$1,475,052

	TOTAL INVESTMENTS - 99.3% (Cost $12,855,417)	$11,656,035
	Other Assets in Excess of Liabilities - 0.7%	84,909
	TOTAL NET ASSETS - 100.0%	$11,740,944

Percentages are stated as a percent of net assets.

Direxion Zacks MLP High Income Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
MASTER LIMITED PARTNERSHIPS - 97.8%
Merchant Wholesalers, Nondurable Goods - 11.9%
100,295	CrossAmerica Partners LP	$2,014,926
87,680	Martin Midstream Partners LP	1,530,893
137,058	NGL Energy Partners LP	1,651,549
		5,197,368
Nonstore Retailers - 7.2%
77,482	Global Partners LP	1,248,235
73,792	Suburban Propane Partners LP	1,896,455
		3,144,690
Oil and Gas Extraction - 10.2%
147,148	Enlink Midstream Partners LP	1,764,304
93,709	Rose Rock Midstream LP	1,028,925
75,100	Williams Partners LP	1,653,702
		4,446,931
Petroleum and Coal Products Manufacturing - 18.1%
103,142	Alon USA Partners LP	1,989,609
95,146	Calumet Specialty Products Partners LP	1,601,307
115,594	CVR Refining LP	1,881,870
94,575	Northern Tier Energy LP	2,430,578
		7,903,364
Pipeline Transportation - 38.6%
223,431	American Midstream Partners LP	1,823,197
37,422	Buckeye Partners LP	2,179,457
57,480	Energy Transfer Partners LP	1,709,455
86,896	NuStar GP Holdings LLC	1,403,371
79,745	ONEOK Partners LP	2,180,228
80,022	Plains All American Pipeline LP	1,689,265
135,662	Summit Midstream Partners LP	2,553,159
84,618	Targa Resources Partners LP	1,162,651
49,143	TC Pipelines LP	2,124,943
		16,825,726
Support Activities for Mining - 4.6%
127,108	Archrock Partners LP	1,283,791
226,421	Seadrill Partners LLC	731,340
		2,015,131
Water Transportation - 7.2%
142,762	Golar LNG Partners LP	1,970,116
102,183	Teekay LNG Partners LP	1,177,148
		3,147,264
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $70,362,368)	$42,680,474
SHORT TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
87,348	Short Term Investments Trust Treasury Portfolio, 0.18% (a)	$87,348
	TOTAL SHORT TERM INVESTMENTS (Cost $87,348)	$87,348

	TOTAL INVESTMENTS (Cost $70,449,716) - 98.0%	$42,767,822
	Other Assets in Excess of Liabilities - 2.0%	858,939
	TOTAL NET ASSETS - 100.0%	$43,626,761

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

Direxion Daily CSI 300 China A Share Bear 1X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 17.8%
Money Market Funds - 17.8%
17,516,271	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$17,516,271
11,020,000	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	11,020,000
	TOTAL SHORT TERM INVESTMENTS (Cost $28,536,271) (b)	$28,536,271

	TOTAL INVESTMENTS (Cost $28,536,271) - 17.8%	$28,536,271
	Other Assets in Excess of Liabilities - 82.2% (c)	132,121,502
	TOTAL NET ASSETS - 100.0%	$160,657,773

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,536,271.

(c)	Includes $6,013,045 cash segregated as collateral for futures contracts.

Short Futures Contracts

January 31, 2016 (Unaudited)

Contracts		Unrealized Appreciation/ (Depreciation)
4,995	FTSE China A50 Index Futures
	Expiring February 2016 (Underlying Face Amount at Market Value $44,219,536)	$(850,787)

Short Equity Swap Contracts

January 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	788,978	$17,998,995	(19.575)%	5/16/2016	$350,115
UBS Securities LLC	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	1,265,972	29,346,773	(14.575)%	7/18/2016	1,135,542
Citibank N.A.	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	488,272	12,233,363	(19.575)%	7/22/2016	1,244,395
Bank of America Merrill Lynch	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	1,478,877	35,477,704	(19.574)%	12/27/2016	2,329,965
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	1,080,063	28,161,241	(19.575)%	2/15/2017	3,771,530
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	150,000	3,300,840	(19.575)%	3/15/2017	(33,634)
			$126,518,916			$8,797,913

Direxion Daily S&P Biotech Bear 1X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS -19.4%
Money Market Funds - 19.4%
1,586,614	Dreyfus Treasury Prime Cash Management Fund, 0.08% (a)	$1,586,614
	TOTAL SHORT TERM INVESTMENTS (Cost $1,586,614) (b)	$1,586,614

	TOTAL INVESTMENTS (Cost $1,586,614) - 19.4%	$1,586,614
	Other Assets in Excess of Liabilities - 80.6%	6,597,712
	TOTAL NET ASSETS - 100.0%	$8,184,326

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,586,614.

Short Equity Swap Contracts

January 31, 2016 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	S&P Biotechnology Select Industry Index	956	$3,771,203	(0.775)%	2/7/2017	$25,748
Credit Suisse International	S&P Biotechnology Select Industry Index	1,133	5,980,568	(0.575)%	6/12/2017	1,536,055
			$9,751,771			$1,561,803

Direxion Daily Total Bond Market Bear 1X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 29.3%
Money Market Funds - 29.3%
220,001	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$220,001
280,000	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	280,000
450,559	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21% (a)	450,559
	TOTAL SHORT TERM INVESTMENTS (Cost $950,560) (b)	$950,560

	TOTAL INVESTMENTS (Cost $950,560) - 29.3%	$950,560
	Other Assets in Excess of Liabilities - 70.7%	2,298,448
	TOTAL NET ASSETS - 100.0%	$3,249,008

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $950,560.

Short Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares® Core U.S. Aggregate Bond ETF	10,375	$1,143,667	0.075%	4/5/2016	$(14,327)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	328	36,319	0.125%	5/18/2016	755
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	492	54,649	0.125%	8/17/2016	802
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	1,148	126,591	0.125%	9/21/2016	959
Bank of America Merrill Lynch	iShares® Core U.S. Aggregate Bond ETF	11,133	1,212,485	(0.224)%	9/27/2016	(19,465)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	187	20,370	0.125%	2/15/2017	(83)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	382	41,641	0.125%	3/15/2017	(140)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	3,525	382,839	0.125%	4/19/2017	(2,672)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	1,452	158,374	0.125%	5/17/2017	(408)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	680	73,466	0.125%	6/21/2017	(888)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	21	2,284	0.125%	8/16/2017	(12)
			$3,252,685			$(35,479)

Direxion Daily Total Market Bear 1X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 20.9%
Money Market Funds - 20.9%
120,001	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$120,001
300,451	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21%(a)	300,451
	TOTAL SHORT TERM INVESTMENTS (Cost $420,452)(b)	$420,452

	TOTAL INVESTMENTS (Cost $420,452) - 20.9%	$420,452
	Other Assets in Excess of Liabilities - 79.1%	1,591,460
	TOTAL NET ASSETS - 100.0%	$2,011,912

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $420,452.

Short Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Vanguard Total Stock Market ETF	9,865	$986,836	0.425%	3/18/2016	$15,273
Credit Suisse International	Vanguard Total Stock Market ETF	10,596	1,122,617	(0.075)%	4/28/2016	66,604
			$2,109,453			$81,877

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 17.6%
Money Market Funds - 17.6%
252,633	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$252,633
	TOTAL SHORT TERM INVESTMENTS (Cost $252,633) (b)	$252,633

	TOTAL INVESTMENTS (Cost $252,633) - 17.6%	$252,633
	Other Assets in Excess of Liabilities - 82.4%	1,185,439
	TOTAL NET ASSETS - 100.0%	$1,438,072

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $252,633.

Short Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	6,300	$667,505	(0.325)%	5/16/2016	$(25,057)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	6,880	727,973	(1.425)%	3/17/2017	(49,784)
			$1,395,478			$(74,841)

Direxion Daily 20+ Year Treasury Bear 1X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 22.1%
Money Market Funds - 22.1%
3,067,114	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$3,067,114
	TOTAL SHORT TERM INVESTMENTS (Cost $3,067,114) (b)	$3,067,114

	TOTAL INVESTMENTS (Cost $3,067,114) - 22.1%	$3,067,114
	Other Assets in Excess of Liabilities - 77.9%	10,825,841
	TOTAL NET ASSETS - 100.0%	$13,892,955

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,067,114.

Short Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	54,380	$6,624,679	(0.325)%	2/27/2017	$(335,471)
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	54,756	6,556,869	(0.275)%	3/17/2017	(472,164)
			$13,181,548			$(807,635)

Direxion Daily FTSE Developed Markets Bull 1.25X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 96.4%
32,829	Vanguard FTSE Developed Markets ETF	$1,138,838
	TOTAL INVESTMENT COMPANIES (Cost $1,200,630)	$1,138,838

	TOTAL INVESTMENTS (Cost $1,200,630) - 96.4%	$1,138,838
	Other Assets in Excess of Liabilities - 3.6%	43,064
	TOTAL NET ASSETS - 100.0%	$1,181,902

Percentages are stated as a percent of net assets.

Long Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Vanguard FTSE Developed Markets ETF	9,759	$376,292	(0.575)%	2/8/2016	$(34,331)

Direxion Daily FTSE Emerging Markets Bull 1.25X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 91.3%
27,812	Vanguard FTSE Emerging Markets ETF	$857,444
	TOTAL INVESTMENT COMPANIES (Cost $1,070,326)	$857,444

	TOTAL INVESTMENTS (Cost $1,070,326) - 91.3%	$857,444
	Other Assets in Excess of Liabilities - 8.7%	81,951
	TOTAL NET ASSETS - 100.0%	$939,395

Percentages are stated as a percent of net assets.

Long Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Vanguard FTSE Emerging Markets ETF	8,004	$276,252	(0.575)%	2/8/2016	$(27,398)
Deutsche Bank AG London	Vanguard FTSE Emerging Markets ETF	2,272	68,831	(0.575)%	5/27/2016	1,363
			$345,083			$(26,035)

Direxion Daily S&P 500® Bull 1.25X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 94.4%
53,373	SPDR S&P 500 ETF Trust	$10,347,423
	TOTAL INVESTMENT COMPANIES (Cost $10,871,859)	$10,347,423

SHORT TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
64,664	Dreyfus Treasury Prime Cash Management Fund, 0.08% (a)	$64,664
	TOTAL SHORT TERM INVESTMENTS (Cost $64,664)(b)	$64,664

	TOTAL INVESTMENTS (Cost $10,936,523) - 95.0%	$10,412,087
	Other Assets in Excess of Liabilities - 5.0%	550,046
	TOTAL NET ASSETS - 100.0%	$10,962,133

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $64,664.

Long Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	1,729	$3,492,977	(0.625)%	2/8/2016	$(134,011)

Direxion Daily Small Cap Bull 1.25X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 95.8%
10,143	iShares Russell 2000 ETF	$1,043,816
	TOTAL INVESTMENT COMPANIES (Cost $1,201,633)	$1,043,816

	TOTAL INVESTMENTS (Cost $1,201,633) - 95.8%	$1,043,816
	Other Assets in Excess of Liabilities - 4.2%	45,439
	TOTAL NET ASSETS - 100.0%	$1,089,255

Percentages are stated as a percent of net assets.

Long Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Russell 2000® Index	307	$362,703	(0.175)%	2/8/2016	$(42,876)

Direxion Daily CSI 300 China A Share Bull 2X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 12.9%
332,027	Deutsche X-Trackers Harvest CSI 300 China A-Shares ETF	$7,361,038
	TOTAL INVESTMENT COMPANIES (Cost $7,335,234)	$7,361,038

SHORT TERM INVESTMENTS - 87.7%
Money Market Funds - 87.7%
31,191,755	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$31,191,755
18,780,000	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	18,780,000
	TOTAL SHORT TERM INVESTMENTS (Cost $49,971,755) (b)	$49,971,755

	TOTAL INVESTMENTS (Cost $57,306,989) - 100.6%	$57,332,793
	Liabilities in Excess of Other Assets - (0.6)%	(363,240)
	TOTAL NET ASSETS - 100.0%	$56,969,553

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $49,971,755.

Long Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	185,829	$5,480,144	18.575%	5/16/2016	$(918,780)
Credit Suisse International	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	808,654	20,999,276	18.575%	5/16/2016	(2,733,725)
Bank of America Merrill Lynch	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	1,439,729	44,227,065	18.574%	7/26/2016	(6,368,070)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	234,686	9,473,340	18.575%	9/21/2016	(1,502,641)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	100,000	3,294,659	18.575%	10/19/2016	(9,627)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	122,279	4,262,276	18.575%	11/16/2016	(309,969)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	66,309	2,404,845	18.575%	12/21/2016	(264,883)
UBS Securities LLC	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	1,136,854	37,292,948	12.575%	1/11/2017	(5,055,036)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	75,244	2,781,771	18.575%	1/18/2017	(401,257)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	432,143	11,494,420	18.575%	2/15/2017	(1,706,798)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	205,858	4,931,285	18.575%	3/15/2017	(324,105)
			$146,642,029			$(19,594,891)

Direxion Daily Cyber Security Bull 2X Shares
Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 86.8%
Money Market Funds - 86.8%
2,310,011	Dreyfus Treasury Prime Cash Management Fund, 0.08% (a)	$2,310,011
	TOTAL SHORT TERM INVESTMENTS (Cost $2,310,011) (b)	$2,310,011

	TOTAL INVESTMENTS (Cost $2,310,011) - 86.8%	$2,310,011
	Other Assets in Excess of Liabilities - 13.2%	351,239
	TOTAL NET ASSETS - 100.0%	$2,661,250

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,310,011.

Long Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	PureFunds® ISE Cyber Security™ ETF	176,665	$4,674,481	(0.625)%	10/17/2016	$(707,551)
Bank of America Merrill Lynch	PureFunds® ISE Cyber Security™ ETF	60,000	1,349,445	1.575%	3/28/2017	(45)
			$6,023,926			$(707,596)

Direxion Daily Cyber Security Bear 2X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 38.6%
Money Market Funds - 38.6%
1,050,102	Dreyfus Treasury Prime Cash Management Fund, 0.08%(a)	$1,050,102
	TOTAL SHORT TERM INVESTMENTS (Cost $1,050,102) (b)	$1,050,102

	TOTAL INVESTMENTS (Cost $1,050,102) - 38.6%	$1,050,102
	Other Assets in Excess of Liabilities - 61.4%	1,669,349
	TOTAL NET ASSETS - 100.0%	$2,719,451

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,050,102.

Short Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	PureFunds® ISE Cyber Security™ ETF	191,843	$4,195,606	(0.225)%	2/28/2017	$(118,714)
Bank of America Merrill Lynch	PureFunds® ISE Cyber Security™ ETF	50,000	1,124,500	0.125%	3/28/2017	—
			$5,320,106			$(118,714)

Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 30.4%
Money Market Funds - 30.4%
474,362	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$474,362
	TOTAL SHORT TERM INVESTMENTS (Cost $474,362) (b)	$474,362

	TOTAL INVESTMENTS (Cost $474,362) - 30.4%	$474,362
	Other Assets in Excess of Liabilities - 69.6%	1,085,923
	TOTAL NET ASSETS - 100.0%	$1,560,285

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $474,362.

Long Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	Deutsche X-trackers MSCI Europe Hedged Equity ETF	117,092	$2,874,972	(1.175)%	10/24/2016	$43,949
Morgan Stanley Capital Services	Deutsche X-trackers MSCI Europe Hedged Equity ETF	8,739	214,649	(0.825)%	11/1/2016	2,050
			$3,089,621			$45,999

Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 49.2%
Money Market Funds - 49.2%
441,286	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$441,286

260,027	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.21% (a)	260,027
	TOTAL SHORT TERM INVESTMENTS (Cost $701,313)(b)	$701,313

	TOTAL INVESTMENTS - 49.2% (Cost $701,313)	$701,313
	Other Assets in Excess of Liabilities - 50.8%	723,786
	TOTAL NET ASSETS - 100.0%	$1,425,099

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $701,313.

Long Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	Deutsche X-trackers MSCI Japan Hedged Equity ETF	33,911	$1,247,154	(0.825)%	10/20/2016	$12,606
Morgan Stanley Capital Services	Deutsche X-trackers MSCI Japan Hedged Equity ETF	30,639	1,115,510	(1.175)%	10/31/2016	21,436
Bank of America Merrill Lynch	Deutsche X-trackers MSCI Japan Hedged Equity ETF	13,883	497,599	(0.827)%	11/25/2016	6,765
			$2,860,263			$40,807

Direxion Daily Pharmaceutical & Medical Bull 2X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 96.0%
Money Market Funds - 96.0%
2,370,009	Dreyfus Treasury Prime Cash Management, 0.08%(a)	$2,370,009
260,022	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21%(a)	260,022
	TOTAL SHORT TERM INVESTMENTS (Cost $2,630,031) (b)	$2,630,031

	TOTAL INVESTMENTS (Cost $2,630,031) - 96.0%	$2,630,031
	Other Assets in Excess of Liabilities - 4.0%	110,241
	TOTAL NET ASSETS - 100.0%	$2,740,272

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,630,031.

Long Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Dynamic Pharmaceutical IntellidexSM Index	925	$6,371,708	(0.875)%	10/17/2016	$(975,742)
Morgan Stanley Capital Services	Dynamic Pharmaceutical IntellidexSM Index	15	91,638	(0.825)%	10/25/2016	(4,178)
			$6,463,346			$(979,920)

Direxion Daily Pharmaceutical & Medical Bear 2X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 57.0%
Money Market Funds - 57.0%
1,700,960	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$1,700,960
1,040,037	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21% (a)	1,040,037
	TOTAL SHORT TERM INVESTMENTS (Cost $2,740,997) (b)	$2,740,997

	TOTAL INVESTMENTS (Cost $2,740,997) - 57.0%	$2,740,997
	Other Assets in Excess of Liabilities - 43.0%	2,072,355
	TOTAL NET ASSETS - 100.0%	$4,813,352

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,740,997.

Short Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Dynamic Pharmaceutical IntellidexSM Index	1,049	$7,249,156	(0.025)%	10/17/2016	$1,104,718
Morgan Stanley Capital Services	Dynamic Pharmaceutical IntellidexSM Index	602	3,536,784	0.225%	10/24/2016	26,493
			$10,785,940			$1,131,211

Direxion Daily S&P 500® Bull 2X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 39.3%
Money Market Funds - 39.3%
1,556,281	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$1,556,281
118	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	118
	TOTAL SHORT TERM INVESTMENTS (Cost $1,556,399) (b)	$1,556,399

	TOTAL INVESTMENTS (Cost $1,556,399) - 39.3%	$1,556,399
	Other Assets in Excess of Liabilities - 60.7%	2,403,769
	TOTAL NET ASSETS - 100.0%	$3,960,168

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,556,399.

Long Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	231	$443,290	(0.625)%	9/15/2016	$4,890
BNP Paribas	S&P 500® Index	3,848	7,248,966	(0.675)%	4/19/2017	257,319
BNP Paribas	S&P 500® Index	3	5,772	(0.675)%	7/19/2017	50
			$7,698,028			$262,259

Direxion Daily Small Cap Bull 2X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 39.0%
Money Market Funds - 39.0%
624,391	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$624,391
	TOTAL SHORT TERM INVESTMENTS (Cost $624,391) (b)	$624,391

	TOTAL INVESTMENTS (Cost $624,391) - 39.0%	$624,391
	Other Assets in Excess of Liabilities - 61.0%	978,324
	TOTAL NET ASSETS - 100.0%	$1,602,715

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $624,391.

Long Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Russell 2000® Index	3,096	$3,205,536	(0.125)%	2/1/2016	$23

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 82.1%
Money Market Funds - 82.1%
25,703,458	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$25,703,458
8	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	8
6,820,768	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21% (a)	6,820,768
	TOTAL SHORT TERM INVESTMENTS (Cost $32,524,234) (b)	$32,524,234

	TOTAL INVESTMENTS (Cost $32,524,234) - 82.1%	$32,524,234
	Other Assets in Excess of Liabilities - 17.9%	7,067,959
	TOTAL NET ASSETS - 100.0%	$39,592,193

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,524,234.

Long Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	S&P MidCap 400® Index	6,897	$9,625,330	(0.575)%	9/22/2016	$(496,894)
Morgan Stanley Capital Services	S&P MidCap 400® Index	14,609	20,909,046	(0.625)%	11/29/2016	(1,616,073)
Credit Suisse International	S&P MidCap 400® Index	24,266	32,622,970	(0.575)%	2/7/2017	(635,823)
BNP Paribas	S&P MidCap 400® Index	6,065	8,736,536	(0.675)%	6/21/2017	(733,975)
BNP Paribas	S&P MidCap 400® Index	768	1,005,951	(0.675)%	7/19/2017	6,433
BNP Paribas	S&P MidCap 400® Index	9,262	12,088,794	(0.675)%	8/16/2017	116,787
Deutsche Bank AG London	S&P MidCap 400® Index	28,273	39,415,242	(0.675)%	7/24/2018	(2,021,445)
			$124,403,869			$(5,380,990)

Direxion Daily Mid Cap Bear 3X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 74.2%
Money Market Funds - 74.2%
9,941,936	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$9,941,936
1,420,089	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	1,420,089
2,744,798	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21% (a)	2,744,798
	TOTAL SHORT TERM INVESTMENTS (Cost $14,106,823) (b)	$14,106,823

	TOTAL INVESTMENTS (Cost $14,106,823) 74.2%	$14,106,823
	Other Assets in Excess of Liabilities - 25.8%	4,915,795
	TOTAL NET ASSETS - 100.0%	$19,022,618

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,106,823.

Short Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	S&P MidCap 400® Index	7,660	$10,808,514	0.175%	3/1/2016	$696,981
Credit Suisse International	S&P MidCap 400® Index	13,010	17,183,625	0.025%	6/1/2016	25,832
Citibank N.A.	S&P MidCap 400® Index	1,748	2,231,016	0.025%	9/22/2016	(72,440)
Bank of America Merrill Lynch	S&P MidCap 400® Index	4,433	5,648,152	0.127%	9/27/2016	(195,983)
BNP Paribas	S&P MidCap 400® Index	649	910,127	(0.375)%	4/19/2017	47,792
BNP Paribas	S&P MidCap 400® Index	540	704,019	(0.375)%	7/19/2017	(8,213)
BNP Paribas	S&P MidCap 400® Index	3,979	5,044,419	(0.375)%	8/16/2017	(201,743)
Deutsche Bank AG London	S&P MidCap 400® Index	11,292	16,200,250	0.175%	7/24/2018	1,264,806
			$58,730,122			$1,557,032

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 7.4%
258,354	SPDR® S&P 500® ETF Trust	$50,087,090
	TOTAL INVESTMENT COMPANIES (Cost $52,373,193)	$50,087,090

SHORT TERM INVESTMENTS - 55.3%
Money Market Funds - 55.3%
322,140,587	Dreyfus Treasury Prime Cash Management, 0.08%(a)	$322,140,587
41,140,628	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16%(a)	41,140,628
11,291,763	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21%(a)	11,291,763
	TOTAL SHORT TERM INVESTMENTS (Cost $374,572,978) (b)	$374,572,978

	TOTAL INVESTMENTS (Cost $426,946,171) - 62.7%	$424,660,068
	Other Assets in Excess of Liabilities - 37.3%	252,192,232
	TOTAL NET ASSETS - 100.0%	$676,852,300

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $374,572,978.

Long Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	S&P 500® Index	173,713	$335,216,360	(0.725)%	2/26/2016	$1,913,424
Deutsche Bank AG London	S&P 500® Index	432,070	838,144,793	(0.625)%	5/10/2016	4,840,222
Morgan Stanley Capital Services	S&P 500® Index	18,283	38,225,513	(0.675)%	11/10/2016	(2,599,200)
UBS Securities LLC	S&P 500® Index	135,860	271,785,523	(0.725)%	11/18/2016	(8,045,113)
Credit Suisse International	S&P 500® Index	152,811	242,082,108	(0.725)%	12/19/2016	67,988,364
Bank of America Merrill Lynch	S&P 500® Index	108,011	209,700,483	(0.427)%	1/26/2017	(76,900)
			$1,935,154,780			$64,020,797

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 70.4%
Money Market Funds - 70.4%
123,735,458	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$123,735,458
55,660,089	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	55,660,089
	TOTAL SHORT TERM INVESTMENTS (Cost $179,395,547)(b)	$179,395,547

	TOTAL INVESTMENTS (Cost $179,395,547) - 70.4%	$179,395,547
	Other Assets in Excess of Liabilities - 29.6%	75,341,568
	TOTAL NET ASSETS - 100.0%	$254,737,115

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $179,395,547.

Short Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	S&P 500® Index	33,032	$67,473,325	0.125%	2/3/2016	$3,297,035
Citibank N.A.	S&P 500® Index	32,912	63,040,027	0.075%	2/26/2016	(841,726)
Credit Suisse International	S&P 500® Index	57,080	108,394,007	0.075%	6/1/2016	(3,922,964)
Bank of America Merrill Lynch	S&P 500® Index	107,563	222,616,627	0.327%	1/26/2017	12,312,971
Deutsche Bank AG London	S&P 500® Index	65,184	122,483,621	0.075%	1/27/2017	(4,018,447)
BNP Paribas	S&P 500® Index	42,800	89,715,071	0.175%	2/15/2017	5,715,217
BNP Paribas	S&P 500® Index	50,330	101,478,958	0.175%	3/15/2017	2,927,622
BNP Paribas	S&P 500® Index	4,988	9,925,132	0.175%	4/19/2017	174,829
			$785,126,768			$15,644,537

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 0.6%
51,464	iShares Russell 2000 ETF	$5,296,160
	TOTAL INVESTMENT COMPANIES (Cost $5,278,066)	$5,296,160
SHORT TERM INVESTMENTS - 92.7%
Money Market Funds - 92.7%
504,124,979	Dreyfus Treasury Prime Cash Management, 0.08%(a)	$504,124,979
193,992,081	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16%(a)	193,992,081
105,770,220	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21%(a)	105,770,220
	TOTAL SHORT TERM INVESTMENTS (Cost $803,887,280) (b)	$803,887,280

	TOTAL INVESTMENTS (Cost $809,165,346) - 93.3%	$809,183,440
	Other Assets in Excess of Liabilities - 6.7%	58,077,573
	TOTAL NET ASSETS - 100.0%	$867,261,013

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $803,887,280

Long Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Russell 2000® Index	457,407	$523,524,814	(0.327)%	2/24/2016	$(48,421,998)
Deutsche Bank AG London	Russell 2000® Index	631,937	652,090,904	(0.275)%	2/26/2016	2,338,189
Credit Suisse International	Russell 2000® Index	426,867	472,189,786	(0.255)%	6/30/2016	(29,580,401)
UBS Securities LLC	Russell 2000® Index	464,683	514,014,859	(0.525)%	10/14/2016	(32,221,598)
Morgan Stanley Capital Services	Russell 2000® Index	240,794	284,203,400	(0.175)%	12/5/2016	(33,951,879)
BNP Paribas	Russell 2000® Index	97,397	110,633,700	(0.675)%	3/15/2017	(9,338,963)
BNP Paribas	Russell 2000® Index	108,740	124,002,363	(0.675)%	4/19/2017	(11,064,628)
BNP Paribas	Russell 2000® Index	80,000	93,347,730	(0.675)%	6/21/2017	(10,408,491)
			$2,774,007,556			$(172,649,769)

Direxion Daily Small Cap Bear 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 74.4%
Money Market Funds - 74.4%
191,072,879	Dreyfus Treasury Prime Cash Management, 0.08%(a)	$191,072,879
58,567,669	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16%(a)	58,567,669
16,848,927	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21%(a)	16,848,927
	TOTAL SHORT TERM INVESTMENTS (Cost $266,489,475) (b)	$266,489,475

	TOTAL INVESTMENTS (Cost $266,489,475) - 74.4%	$266,489,475
	Other Assets in Excess of Liabilities - 25.6%	91,576,028
	TOTAL NET ASSETS - 100.0%	$358,065,503

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $266,489,475.

Short Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Russell 2000® Index	262,088	$280,945,075	(0.825)%	3/2/2016	$9,168,813
Morgan Stanley Capital Services	Russell 2000® Index	57,888	67,373,834	(0.425)%	5/2/2016	7,120,167
Bank of America Merrill Lynch	Russell 2000® Index	194,535	234,245,483	(0.674)%	5/25/2016	30,520,800
Credit Suisse International	Russell 2000® Index	78,688	80,667,799	(0.825)%	6/7/2016	(868,025)
UBS Securities LLC	Russell 2000® Index	168,609	176,214,148	(0.675)%	1/23/2017	1,470,917
Deutsche Bank AG London	Russell 2000® Index	22,800	22,859,202	(1.075)%	1/27/2017	(751,560)
BNP Paribas	Russell 2000® Index	22,942	26,267,119	(0.825)%	3/15/2017	2,249,748
BNP Paribas	Russell 2000® Index	120,000	134,497,635	(0.825)%	4/19/2017	9,201,491
BNP Paribas	Russell 2000® Index	40,000	46,086,621	(0.825)%	5/17/2017	4,377,874
BNP Paribas	Russell 2000® Index	70,000	81,983,493	(0.825)%	6/21/2017	9,210,775
			$1,151,140,409			$71,701,000

Direxion Daily Brazil Bull 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 3.1%
72,845	iShares MSCI Brazil Capped ETF	$1,444,516
	TOTAL INVESTMENT COMPANIES (Cost $1,412,120)	$1,444,516
SHORT TERM INVESTMENTS - 79.6%
Money Market Funds - 79.6%
37,544,962	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$37,544,962
23	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	23
	TOTAL SHORT TERM INVESTMENTS (Cost $37,544,985) (b)	$37,544,985

	TOTAL INVESTMENTS (Cost $38,957,105) - 82.7%	$38,989,501
	Other Assets in Excess of Liabilities - 17.3%	8,172,810
	TOTAL NET ASSETS - 100.0%	$47,162,311

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $37,544,985.

Long Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	iShares MSCI Brazil Capped ETF	1,148,938	$25,490,559	(0.625)%	4/11/2016	$(2,478,119)
UBS Securities LLC	iShares MSCI Brazil Capped ETF	1,307,923	27,004,495	(0.425)%	5/23/2016	(1,064,127)
Credit Suisse International	iShares MSCI Brazil Capped ETF	1,879,822	37,141,328	(0.725)%	7/12/2016	172,628
Citibank N.A.	iShares MSCI Brazil Capped ETF	1,540,801	29,029,534	(0.675)%	2/7/2017	1,514,819
BNP Paribas	iShares MSCI Brazil Capped ETF	60,794	1,275,713	(0.675)%	4/19/2017	(72,454)
BNP Paribas	iShares MSCI Brazil Capped ETF	424,196	10,109,888	(0.675)%	5/17/2017	(1,711,607)
BNP Paribas	iShares MSCI Brazil Capped ETF	700,338	17,029,318	(0.675)%	6/21/2017	(3,161,479)
			$147,080,835			$(6,800,339)

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 17.1%
63,679	iShares MSCI EAFE ETF	$3,532,911
	TOTAL INVESTMENT COMPANIES (Cost $3,657,456)	$3,532,911

SHORT TERM INVESTMENTS -68.3%
Money Market Funds - 68.3%
10,055,820	Dreyfus Treasury Prime Cash Management Fund, 0.08% (a)	$10,055,820
4,020,346	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	4,020,346
	TOTAL SHORT TERM INVESTMENTS (Cost $14,076,166)(b)	$14,076,166

	TOTAL INVESTMENTS (Cost $17,733,622) - 85.4%	$17,609,077
	Other Assets in Excess of Liabilities -14.6%	2,997,574
	TOTAL NET ASSETS - 100.0%	$20,606,651

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,076,166.

Long Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	iShares MSCI EAFE ETF	152,655	$9,937,346	(0.827)%	4/26/2016	$(1,423,874)
Deutsche Bank AG London	iShares MSCI EAFE ETF	260,451	15,827,935	(0.625)%	4/29/2016	(1,268,999)
Credit Suisse International	iShares MSCI EAFE ETF	403,427	23,052,723	(0.625)%	5/23/2016	(667,974)
Citibank N.A.	iShares MSCI EAFE ETF	234,090	13,414,031	(0.725)%	5/23/2016	(383,090)
			$62,232,035			$(3,743,937)

Direxion Daily Developed Markets Bear 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 53.6%
Money Market Funds - 53.6%
3,745,929	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$3,745,929
2,640,233	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	2,640,233
	TOTAL SHORT TERM INVESTMENTS (Cost $6,386,162)(b)	$6,386,162

	TOTAL INVESTMENTS (Cost $6,386,162) - 53.6%	$6,386,162
	Other Assets in Excess of Liabilities - 46.4%	5,534,340
	TOTAL NET ASSETS - 100.0%	$11,920,502

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,386,162.

Short Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI EAFE ETF	150,444	$8,381,812	0.175%	5/10/2016	$35,377
Deutsche Bank AG London	iShares MSCI EAFE ETF	231,523	13,558,067	0.125%	5/17/2016	674,194
Bank of America Merrill Lynch	iShares MSCI EAFE ETF	166,063	10,541,440	0.527%	1/26/2017	1,262,539
Citibank N.A.	iShares MSCI EAFE ETF	96,590	5,272,849	(0.275)%	2/7/2017	(86,091)
			$37,754,168			$1,886,019

Direxion Daily Emerging Markets Bull 3X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 10.3%
528,339	iShares MSCI Emerging Markets ETF	$16,156,607
	TOTAL INVESTMENT COMPANIES (Cost $15,841,513)	$16,156,607

SHORT TERM INVESTMENTS - 85.0%
Money Market Funds - 85.0%
52,739,244	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$52,739,244
67,591,178	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	67,591,178
13,592,881	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21% (a)	13,592,881
	TOTAL SHORT TERM INVESTMENTS (Cost $133,923,303) (b)	$133,923,303

	TOTAL INVESTMENTS (Cost $149,764,816) - 95.3%	$150,079,910
	Other Assets in Excess of Liabilities - 4.7%	7,423,681
	TOTAL NET ASSETS - 100.0%	$157,503,591

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $133,923,303.

Long Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	8,161,244	$251,961,270	(0.076)%	2/16/2016	$(988,596)
Citibank N.A.	iShares MSCI Emerging Markets ETF	1,725,988	61,209,044	(0.675)%	3/2/2016	(7,657,394)
Morgan Stanley Capital Services	iShares MSCI Emerging Markets ETF	1,185,097	40,073,750	(0.225)%	4/6/2016	(3,419,898)
Credit Suisse International	iShares MSCI Emerging Markets ETF	410,056	13,711,535	(0.675)%	12/19/2016	(1,119,741)
UBS Securities LLC	iShares MSCI Emerging Markets ETF	1,721,405	55,337,131	(0.575)%	1/20/2017	(2,723,536)
Deutsche Bank AG London	iShares MSCI Emerging Markets ETF	716,706	23,985,195	(0.625)%	1/27/2017	(1,948,704)
BNP Paribas	iShares MSCI Emerging Markets ETF	639,149	23,002,589	(0.675)%	5/17/2017	(3,491,423)
BNP Paribas	iShares MSCI Emerging Markets ETF	364,135	12,091,700	(0.675)%	6/21/2017	(966,117)
			$481,372,214			$(22,315,409)

Direxion Daily Emerging Markets Bear 3X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 74.4%
Money Market Funds - 74.4%
66,660,166	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$66,660,166
2,280,663	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	2,280,663
	TOTAL SHORT TERM INVESTMENTS (Cost $68,940,829)(b)	$68,940,829

	TOTAL INVESTMENTS (Cost $68,940,829) - 74.4%	$68,940,829
	Other Assets in Excess of Liabilities - 25.6%	23,724,582
	TOTAL NET ASSETS - 100.0%	$92,665,411

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $68,940,829.

Short Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation / (Depreciation)
UBS Securities LLC	iShares MSCI Emerging Markets ETF	603,173	$18,556,849	(0.575)%	2/3/2016	$103,941
Credit Suisse International	iShares MSCI Emerging Markets ETF	2,562,635	84,527,883	(0.425)%	6/21/2016	4,818,018
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	289,153	8,382,897	(0.824)%	1/26/2017	(460,302)
Citibank N.A.	iShares MSCI Emerging Markets ETF	3,345,569	117,142,964	(0.225)%	2/24/2017	13,059,243
Deutsche Bank AG London	iShares MSCI Emerging Markets ETF	566,953	17,554,436	(0.575)%	3/23/2017	208,935
BNP Paribas	iShares MSCI Emerging Markets ETF	383,282	13,446,676	(0.275)%	4/19/2017	1,705,751
BNP Paribas	iShares MSCI Emerging Markets ETF	476,779	16,750,663	(0.275)%	5/17/2017	2,150,502
BNP Paribas	iShares MSCI Emerging Markets ETF	863,837	28,783,686	(0.275)%	6/21/2017	2,351,295
			$286,589,205			$23,937,383

Direxion Daily FTSE China Bull 3X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 9.3%
384,086	iShares China Large-Cap ETF	$11,991,165
	TOTAL INVESTMENT COMPANIES (Cost $12,430,056)	$11,991,165

SHORT TERM INVESTMENTS - 88.6%
Money Market Funds - 88.6%
98,739,649	Dreyfus Treasury Prime Cash Management Fund, 0.08% (a)	$98,739,649
4,150,202	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	4,150,202
11,200,652	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21% (a)	11,200,652
	TOTAL SHORT TERM INVESTMENTS (Cost $114,090,503) (b)	$114,090,503

	TOTAL INVESTMENTS (Cost $126,520,559) - 97.9%	$126,081,668
	Other Assets in Excess of Liabilities - 2.1%	2,685,497
	TOTAL NET ASSETS - 100.0%	$128,767,165

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $114,090,503.

Long Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	iShares China Large-Cap ETF	1,611,084	$59,499,628	(0.705%)	8/8/2016	$(8,420,650)
Morgan Stanley Capital Services	iShares China Large-Cap ETF	846,815	30,191,950	(1.175)%	11/8/2016	(3,361,369)
Citibank N.A.	iShares China Large-Cap ETF	3,174,283	97,955,715	(0.675)%	11/23/2016	1,173,953
Credit Suisse International	iShares China Large-Cap ETF	2,022,486	71,795,545	(0.775)%	12/12/2016	(8,721,347)
Bank of America Merrill Lynch	iShares China Large-Cap ETF	300,000	10,694,139	(0.627)%	1/26/2017	(1,104,126)
Deutsche Bank AG London	iShares China Large-Cap ETF	1,737,804	51,803,937	(0.425)%	2/20/2017	2,442,348
BNP Paribas	iShares China Large-Cap ETF	535,014	19,242,903	(0.675)%	3/15/2017	(2,579,184)
BNP Paribas	iShares China Large-Cap ETF	1,762,405	64,319,490	(0.675)%	4/19/2017	(9,418,855)
			$405,503,307			$(29,989,230)

Direxion Daily FTSE China Bear 3X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS -76.9%
Money Market Funds - 76.9%
40,869,090	Dreyfus Treasury Prime Cash Management 0.08% (a)	$40,869,090
7,620,628	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	7,620,628
6,200,000	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21% (a)	6,200,000
	TOTAL SHORT TERM INVESTMENTS (Cost $54,689,718)(b)	$54,689,718

	TOTAL INVESTMENTS (Cost $54,689,718) - 76.9%	$54,689,718
	Other Assets in Excess of Liabilities -23.1%	16,390,192
	TOTAL NET ASSETS - 100.0%	$71,079,910

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $54,689,718.

Short Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	iShares China Large-Cap ETF	641,003	$30,480,005	(0.074)%	5/25/2016	$9,923,646
UBS Securities LLC	iShares China Large-Cap ETF	1,752,314	61,572,671	0.175%	8/4/2016	6,303,132
Credit Suisse International	iShares China Large-Cap ETF	827,042	28,132,828	(0.225)%	9/26/2016	2,194,549
Citibank N.A.	iShares China Large-Cap ETF	723,924	21,610,140	(0.475)%	11/21/2016	(992,131)
Morgan Stanley Capital Services	iShares China Large-Cap ETF	400,000	11,937,612	(0.075)%	2/6/2017	(550,567)
Deutsche Bank AG London	iShares China Large-Cap ETF	1,247,834	44,315,946	(0.575)%	2/27/2017	4,736,796
BNP Paribas	iShares China Large-Cap ETF	675,700	26,728,485	(0.325%)	5/17/2017	5,596,785
BNP Paribas	iShares China Large-Cap ETF	254,873	9,374,903	(0.325%)	6/21/2017	1,412,009
BNP Paribas	iShares China Large-Cap ETF	308,141	11,050,807	(0.325%)	7/19/2017	1,426,795
			$245,203,397			$30,051,014

Direxion Daily FTSE Europe Bull 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 0.3%
2,434	Vanguard FTSE Europe ETF	$114,568
	TOTAL INVESTMENT COMPANIES (Cost $114,785)	$114,568

SHORT TERM INVESTMENTS - 80.8%
Money Market Funds - 80.8%
13,836,570	Dreyfus Treasury Prime Cash Management, 0.08%(a)	$13,836,570
13,680,970	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16%(a)	13,680,970
	TOTAL SHORT TERM INVESTMENTS (Cost $27,517,540)(b)	$27,517,540

	TOTAL INVESTMENTS (Cost $27,632,325) - 81.1%	$27,632,108
	Other Assets in Excess of Liabilities - 18.9% (c)	6,450,292
	TOTAL NET ASSETS - 100.0%	$34,082,400

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $27,517,540.

Long Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	Vanguard FTSE Europe ETF	847,628	$41,682,585	(0.775)%	10/13/2016	$(1,627,471)
Bank of America Merrill Lynch	Vanguard FTSE Europe ETF	771,630	39,644,522	(0.677)%	10/26/2016	(3,231,667)
Credit Suisse International	Vanguard FTSE Europe ETF	550,583	26,406,942	(0.675)%	1/23/2017	(481,195)
			$107,734,049			$(5,340,333)

Direxion Daily India Bull 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 15.3%
105,005	iShares MSCI India ETF	$2,734,330
360,365	PowerShares India Portfolio	6,706,393
88,188	WisdomTree India Earnings Fund	1,639,415
	TOTAL INVESTMENT COMPANIES (Cost $11,760,113)	$11,080,138

SHORT TERM INVESTMENTS - 76.0%
Money Market Funds - 76.0%
50,368,357	Dreyfus Treasury Prime Cash Management 0.08% (a)	$50,368,357
6	Goldman Sachs Financial Square Treasury Instruments Fund 0.16% (a)	6
4,685,125	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.21% (a)	4,685,125
	TOTAL SHORT TERM INVESTMENTS (Cost $55,053,488)(b)	$55,053,488

	TOTAL INVESTMENTS (Cost $66,813,601) - 91.3%	$66,133,626
	Other Assets in Excess of Liabilities - 8.7%	6,270,775
	TOTAL NET ASSETS - 100.0%	$72,404,401

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $55,053,488.

Long Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	iShares MSCI India ETF	1,953,000	$58,792,768	(0.825)%	6/13/2016	$(7,579,213)
UBS Securities LLC	WisdomTree India Earnings Fund	1,325,000	27,930,539	(0.825)%	6/13/2016	(3,218,924)
UBS Securities LLC	PowerShares India Portfolio	600,679	10,865,472	(0.875)%	11/18/2016	311,392
Morgan Stanley Capital Services	PowerShares India Portfolio	699,619	14,156,560	(0.925)%	11/29/2016	(1,166,421)
Citibank N.A.	PowerShares India Portfolio	1,562,860	29,181,867	(0.825)%	1/27/2017	(104,308)
Deutsche Bank AG London	PowerShares India Portfolio	3,184,472	56,874,670	(0.681)%	2/28/2017	2,381,903
BNP Paribas	PowerShares India Portfolio	330,466	6,554,451	(0.675)%	4/19/2017	(416,084)
BNP Paribas	PowerShares India Portfolio	418,227	8,622,273	(0.675)%	5/17/2017	(852,308)
BNP Paribas	PowerShares India Portfolio	224,232	4,312,844	(0.675)%	6/21/2017	(143,340)
			$217,291,444			$(10,787,303)

Direxion Daily Japan Bull 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 78.4%
Money Market Funds - 78.4%
5,938,687	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$5,938,687
2,951,097	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21% (a)	2,951,097
	TOTAL SHORT TERM INVESTMENTS (Cost $8,889,784) (b)	$8,889,784

	TOTAL INVESTMENTS (Cost $8,889,784) - 78.4%	$8,889,784
	Other Assets in Excess of Liabilities - 21.6%	2,445,340
	TOTAL NET ASSETS - 100.0%	$11,335,124

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,889,784.

Long Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares MSCI Japan ETF	806,013	$9,653,567	(0.925)%	3/21/2016	$(369,495)
BNP Paribas	iShares MSCI Japan ETF	371,185	4,114,780	(0.675)%	5/18/2016	129,736
BNP Paribas	iShares MSCI Japan ETF	239,385	2,763,529	(0.675)%	8/17/2016	(23,713)
UBS Securities LLC	iShares MSCI Japan ETF	555,164	6,878,482	(0.725)%	12/30/2016	(452,973)
BNP Paribas	iShares MSCI Japan ETF	8,233	89,246	(0.675)%	2/15/2017	5,415
Credit Suisse International	iShares MSCI Japan ETF	845,181	10,209,506	(0.725)%	2/27/2017	(447,922)
BNP Paribas	iShares MSCI Japan ETF	131,907	1,517,234	(0.675)%	8/16/2017	(303)
			$35,226,344			$(1,159,255)

Direxion Daily Latin America Bull 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 66.2%
Money Market Funds - 66.2%
4,631,913	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$4,631,913
	TOTAL SHORT TERM INVESTMENTS (Cost $4,631,913) (b)	$4,631,913

	TOTAL INVESTMENTS (Cost $4,631,913) - 66.2%	$4,631,913
	Other Assets in Excess of Liabilities - 33.8%	2,367,656
	TOTAL NET ASSETS - 100.0%	$6,999,569

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,631,913.

Long Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares Latin America 40 ETF	463,712	$9,493,263	(0.625)%	12/19/2016	$41,666
Citibank N.A.	iShares Latin America 40 ETF	31,249	702,790	(0.675)%	1/9/2017	(50,732)
BNP Paribas	iShares Latin America 40 ETF	9,055	242,994	(0.675)%	2/15/2017	(57,771)
Deutsche Bank AG London	iShares Latin America 40 ETF	465,218	8,750,751	(0.675)%	2/20/2017	793,389
BNP Paribas	iShares Latin America 40 ETF	54,152	1,302,573	(0.675)%	3/15/2017	(194,119)
			$20,492,371			$532,433

Direxion Daily Russia Bull 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 3.0%
372,068	Market Vectors® Russia ETF	$5,387,545
	TOTAL INVESTMENT COMPANIES (Cost $5,428,533)	$5,387,545

SHORT TERM INVESTMENTS - 101.5%
Money Market Funds - 101.5%
120,803,900	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$120,803,900
60,774,584	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	60,774,584
	TOTAL SHORT TERM INVESTMENTS (Cost $181,578,484) (b)	$181,578,484

	TOTAL INVESTMENTS (Cost $187,007,017) - 104.5%	$186,966,029
	Liabilities in Excess of Other Assets - (4.5)%	(8,142,179)
	TOTAL NET ASSETS - 100.0%	$178,823,850

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $181,578,484.

Long Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Market Vectors® Russia ETF	8,263,529	$145,419,988	(0.727)%	2/24/2016	$(22,117,528)
Deutsche Bank AG London	Market Vectors® Russia ETF	2,190,673	34,065,463	(1.075)%	5/18/2016	(1,313,941)
Credit Suisse International	Market Vectors® Russia ETF	11,196,015	154,825,185	(0.775)%	11/15/2016	7,240,587
Citibank N.A.	Market Vectors® Russia ETF	7,740,111	104,394,053	(0.925)%	3/17/2017	7,654,765
BNP Paribas	Market Vectors® Russia ETF	2,111,217	36,096,642	(0.675)%	4/19/2017	(5,584,132)
BNP Paribas	Market Vectors® Russia ETF	4,158,801	71,051,421	(0.675)%	5/17/2017	(10,935,640)
BNP Paribas	Market Vectors® Russia ETF	1,017,444	17,320,360	(0.675)%	6/21/2017	(2,607,984)
			$563,173,112			$(27,663,873)

Direxion Daily Russia Bear 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 92.3%
Money Market Funds - 92.3%
17,816,621	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$17,816,621
10,831,012	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	10,831,012
	TOTAL SHORT TERM INVESTMENTS (Cost $28,647,633) (b)	$28,647,633

	TOTAL INVESTMENTS (Cost $28,647,633) - 92.3%	$28,647,633
	Other Assets in Excess of Liabilities - 7.7%	2,396,753
	TOTAL NET ASSETS - 100.0%	$31,044,386

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,647,633.

Short Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Market Vectors® Russia ETF	2,308,419	$43,310,753	(1.324)%	6/27/2016	$8,219,936
Credit Suisse International	Market Vectors® Russia ETF	450,262	5,832,240	0.075%	2/14/2017	(687,460)
Deutsche Bank AG London	Market Vectors® Russia ETF	751,052	10,875,233	(1.575)%	3/1/2017	(7)
Citibank N.A.	Market Vectors® Russia ETF	306,021	3,928,524	(0.075)%	3/17/2017	(502,714)
BNP Paribas	Market Vectors® Russia ETF	2,616,191	44,266,105	0.025%	5/17/2017	6,349,601
			$108,212,855			$13,379,356

Direxion Daily South Korea Bull 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 24.9%
20,353	iShares MSCI South Korea Capped ETF	$971,652
	TOTAL INVESTMENT COMPANIES (Cost $958,830)	$971,652
SHORT TERM INVESTMENTS - 63.7%
Money Market Funds - 63.7%
1,610,008	Dreyfus Treasury Prime Cash Management, 0.08%(a)	$1,610,008
870,092	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16%(a)	870,092
	TOTAL SHORT TERM INVESTMENTS (Cost $2,480,100) (b)	$2,480,100

	TOTAL INVESTMENTS (Cost $3,438,930) - 88.6%	$3,451,752
	Other Assets in Excess of Liabilities - 11.4%	442,245
	TOTAL NET ASSETS - 100.0%	$3,893,997

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,480,100.

Long Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	iShares MSCI South Korea Capped ETF	68,179	$3,327,563	(1.027)%	4/26/2016	$(15,059)
Credit Suisse International	iShares MSCI South Korea Capped ETF	94,743	4,524,869	(0.725)%	7/26/2016	(3,506)
BNP Paribas	iShares MSCI South Korea Capped ETF	8,156	445,902	(0.675)%	5/17/2017	(57,125)
BNP Paribas	iShares MSCI South Korea Capped ETF	49,344	2,590,488	(0.675)%	6/21/2017	(237,376)
BNP Paribas	iShares MSCI South Korea Capped ETF	3,928	185,635	(0.675)%	7/19/2017	1,821
			$11,074,457			$(311,245)

Direxion Daily Energy Bull 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 21.0%
1,813,196	Energy Select Sector SPDR® Fund	$105,600,535
	TOTAL INVESTMENT COMPANIES (Cost $105,722,908)	$105,600,535

SHORT TERM INVESTMENTS - 48.8%
Money Market Funds - 48.8%
170,767,712	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$170,767,712
45,502,578	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	45,502,578
28,500,000	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21% (a)	28,500,000
	TOTAL SHORT TERM INVESTMENTS (Cost $244,770,290) (b)	$244,770,290

	TOTAL INVESTMENTS (Cost $350,493,198) - 69.8%	$350,370,825
	Other Assets in Excess of Liabilities - 30.2%	151,539,522
	TOTAL NET ASSETS - 100.0%	$501,910,347

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $244,770,290.

Long Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Energy Select Sector Index	306,993	$169,398,737	(0.675)%	2/26/2016	$10,193,324
Deutsche Bank AG London	Energy Select Sector Index	303,515	171,999,990	(0.725)%	4/22/2016	5,542,356
Credit Suisse International	Energy Select Sector Index	671,098	370,401,894	(0.775)%	2/13/2017	22,146,631
Morgan Stanley Capital Services	Energy Select Sector Index	290,026	164,278,712	(0.681)%	2/28/2017	5,366,901
BNP Paribas	Energy Select Sector Index	168,058	106,959,318	(0.675)%	4/19/2017	(7,896,143)
Bank of America Merrill Lynch	Energy Select Sector Index	225,788	139,088,176	(0.727)%	5/25/2017	(7,003,985)
BNP Paribas	Energy Select Sector Index	151,191	98,424,384	(0.675)%	6/21/2017	(9,911,826)
BNP Paribas	Energy Select Sector Index	277,182	149,874,615	(0.675)%	8/16/2017	12,273,314
			$1,370,425,826			$30,710,572

Direxion Daily Energy Bear 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 77.2%
Money Market Funds - 77.2%
46,215,015	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$46,215,015
3,690,000	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	3,690,000
	TOTAL SHORT TERM INVESTMENTS (Cost $49,905,015) (b)	$49,905,015

	TOTAL INVESTMENTS (Cost $49,905,015) - 77.2%	$49,905,015
	Other Assets in Excess of Liabilities - 22.8%	14,702,921
	TOTAL NET ASSETS - 100.0%	$64,607,936

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $49,905,015.

Short Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Energy Select Sector Index	40,834	$27,441,595	(0.025)%	2/26/2016	$3,459,852
Credit Suisse International	Energy Select Sector Index	109,145	94,221,728	0.225%	6/1/2016	27,161,402
UBS Securities LLC	Energy Select Sector Index	49,598	26,601,327	0.375%	2/10/2017	(2,415,848)
Deutsche Bank AG London	Energy Select Sector Index	86,450	52,358,450	0.175%	3/23/2017	1,774,697
Bank of America Merrill Lynch	Energy Select Sector Index	21,936	11,707,753	0.427%	7/26/2017	(1,126,125)
BNP Paribas	Energy Select Sector Index	23,426	12,179,684	0.075%	8/16/2017	(1,526,126)
			$224,510,537			$27,327,852

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 34.0%
Accommodation - 0.1%
78,515	Host Hotels & Resorts, Inc.	$1,087,433

Administrative and Support Services - 0.8%
3,738	Dun & Bradstreet Corp.	367,894
12,329	Equifax, Inc.	1,304,408
21,812	Iron Mountain, Inc.	600,702
18,405	Moody’s Corp.	1,640,622
125,884	PayPal Holdings, Inc. (a)	4,549,448
3,372	TransUnion (a)	83,423
		8,546,497
Amusement, Gambling, and Recreation Industries - 0.1%
13,768	Global Payments, Inc.	811,624

Computer and Electronic Product Manufacturing - 0.0% (†)
9,342	CoreLogic, Inc. (a)	333,509

Credit Intermediation and Related Activities - 14.3%
49,890	Ally Financial, Inc. (a)	790,757
89,551	American Express Co.	4,790,979
18,801	Ameriprise Financial, Inc.	1,704,311
1,088,297	Bank of America Corp.	15,388,520
4,528	Bank of Hawaii Corp.	271,363
116,224	Bank of New York Mellon Corp.	4,209,633
10,721	BankUnited, Inc.	361,298
80,393	BB&T Corp.	2,625,635
2,925	BOK Financial Corp.	146,279
56,626	Capital One Financial Corp.	3,715,798
18,047	CIT Group, Inc.	529,679
314,415	Citigroup, Inc.	13,387,791
32,325	Citizens Financial Group, Inc.	686,906
18,434	Comerica, Inc.	632,286
8,953	Commerce Bancshares, Inc.	368,237
890	Credit Acceptance Corp. (a)	159,274
5,625	Cullen/Frost Bankers, Inc.	269,213
45,849	Discover Financial Services	2,099,426
14,903	East West Bancorp, Inc.	483,155
29,382	Fidelity National Information Services, Inc.	1,754,987
83,924	Fifth Third Bancorp	1,325,999
24,202	First Horizon National Corp.	308,091
36,789	First Niagara Financial Group, Inc.	360,164
14,744	First Republic Bank	1,002,592
9,511	FleetCor Technologies, Inc. (a)	1,168,331
83,793	Huntington Bancshares, Inc.	718,944
384,570	JPMorgan Chase & Co.	22,881,915
87,903	KeyCorp	980,998
6,914	LendingClub Corp. (a)	51,025
16,555	M&T Bank Corp.	1,824,030
103,587	MasterCard, Inc. Class A	9,222,351
50,246	New York Community Bancorp, Inc.	777,808
24,187	Northern Trust Corp.	1,501,529
5,393	OneMain Holdings, Inc. (a)	142,537
11,601	PacWest Bancorp	425,873
32,027	People’s United Financial, Inc.	460,228
53,671	PNC Financial Services Group, Inc.	4,650,592
10,731	Popular, Inc.	269,777
138,904	Regions Financial Corp.	1,127,900
9,208	Santander Consumer USA Holdings, Inc. (a)	96,224
5,259	Signature Bank (a)	732,789
44,105	SLM Corp. (a)	282,272
42,655	State Street Corp.	2,377,163
53,501	SunTrust Banks, Inc.	1,957,067
5,304	SVB Financial Group (a)	537,401
86,388	Synchrony Financial (a)	2,455,147
13,800	Synovus Financial Corp.	421,314
17,504	TCF Financial Corp.	210,223
6,836	TFS Financial Corp.	119,288
173,605	U.S. Bancorp	6,954,616
202,850	Visa, Inc. Class A	15,110,297
482,781	Wells Fargo & Co.	24,250,090
53,493	Western Union Co.	954,315
21,049	Zions Bancorporation	477,391
		160,511,808
Data Processing, Hosting and Related Services - 0.3%
18,641	First Data Corp. (a)	249,230
24,541	Fiserv, Inc. (a)	2,320,597
17,121	Total System Services, Inc.	687,580
		3,257,407
Forestry and Logging - 0.1%
18,196	Plum Creek Timber Co., Inc.	737,120

Insurance Carriers and Related Activities - 7.6%
44,962	Aflac, Inc.	2,605,998
1,653	Alleghany Corp. (a)	790,002
9,890	Allied World Assurance Co. Holdings AG	361,875
40,132	Allstate Corp.	2,431,999
7,140	American Financial Group, Inc.	506,797
128,190	American International Group, Inc.	7,240,171
750	American National Insurance Co.	72,885
4,237	Amtrust Financial Services, Inc.	242,314
29,209	Aon PLC	2,565,426
12,853	Arch Capital Group Ltd. (a)	868,220
17,396	Arthur J. Gallagher & Co.	654,785
6,396	Aspen Insurance Holdings Ltd.	297,478
7,042	Assurant, Inc.	572,585
14,649	Assured Guaranty Ltd.	348,353
10,453	Axis Capital Holdings Ltd.	563,521
192,725	Berkshire Hathaway, Inc. Class B (a)	25,009,923
12,005	Brown & Brown, Inc.	363,151
48,175	Chubb Limited	5,447,147
17,023	Cincinnati Financial Corp.	981,036
2,785	CNA Financial Corp.	92,546
6,445	Endurance Specialty Holdings Ltd.	399,139
2,512	Erie Indemnity Co. Class A	241,428
4,599	Everest Re Group Ltd.	822,945
29,055	FNF Group	940,801
51,548	Genworth Financial, Inc. Class A (a)	143,303
4,576	Hanover Insurance Group, Inc.	372,898
43,518	Hartford Financial Services Group, Inc.	1,748,553
26,219	Lincoln National Corp.	1,034,602
32,265	Loews Corp.	1,194,128
1,444	Markel Corp. (a)	1,213,624
55,645	Marsh & McLennan Companies, Inc.	2,967,548
2,795	Mercury General Corp.	129,772
97,070	MetLife, Inc.	4,334,176
27,063	Old Republic International Corp.	489,299
4,940	PartnerRE Ltd.	693,576
30,498	Principal Financial Group, Inc.	1,158,924
5,697	ProAssurance Corp.	285,534
60,812	Progressive Corp.	1,900,375
46,936	Prudential Financial, Inc.	3,289,275
6,859	Reinsurance Group of America, Inc.	577,734
4,772	RenaissanceRe Holdings Ltd.	537,566
4,372	StanCorp Financial Group, Inc.	501,294
13,065	Torchmark Corp.	709,952
33,032	Travelers Companies, Inc.	3,535,745
25,856	Unum Group	740,516
8,762	Validus Holdings Ltd.	387,631
22,315	Voya Financial, Inc.	682,393
10,069	W.R. Berkley Corp.	504,960
579	White Mountains Insurance Group Ltd.	412,879
31,778	XL Group PLC	1,152,270
		85,119,052
Professional, Scientific, and Technical Services - 0.3%
6,425	Alliance Data Systems Corp. (a)	1,283,651
12,425	Broadridge Financial Solutions, Inc.	665,483
4,323	FactSet Research System, Inc.	651,476
8,476	Jack Henry & Associates, Inc.	688,081
8,550	LPL Investment Holdings, Inc.	260,091
4,003	WEX, Inc. (a)	290,658
		3,839,440
Publishing Industries (except Internet) - 0.4%
28,358	McGraw-Hill Financial, Inc.	2,410,997
10,639	MSCI, Inc. Class A	732,389
3,212	Square, Inc. (a)	28,169
34,151	Thomson Reuters Corp.	1,277,248
		4,448,803
Real Estate - 6.1%
7,474	Alexandria Real Estate Equities, Inc.	591,791
11,637	American Campus Communities, Inc.	491,081
36,562	American Capital Agency Corp.	624,113
17,170	American Homes 4 Rent	257,378
43,843	American Tower Corp.	4,136,149
98,205	Annaly Capital Management, Inc.	932,947
16,197	Apartment Investment & Management Co. Class A	634,113
18,173	Apple Hospitality REIT, Inc.	332,384
13,688	AvalonBay Communities, Inc.	2,347,355
15,887	Boston Properties, Inc.	1,846,228
18,641	Brandywine Realty Trust	239,164
17,934	Brixmor Property Group, Inc.	477,403
17,315	CBL & Associates Properties, Inc.	186,136
29,640	CBRE Group, Inc. Class A (a)	829,031
8,994	Camden Property Trust	686,242
8,581	Care Capital Properties, Inc.	256,915
19,578	Chimera Investment Corp.	242,572
12,969	Columbia Property Trust, Inc.	288,820
12,502	Communications Sales & Leasing, Inc.	240,163
9,796	Corporate Office Properties Trust	218,451
12,127	Corrections Corporation of America	349,379
31,387	DDR Corp.	537,032

15,155	Digital Realty Trust, Inc.	1,213,612
15,120	Douglas Emmett, Inc.	447,250
35,755	Duke Realty Corp.	719,748
11,538	Empire State Realty Trust, Inc.	190,954
13,441	Equity Commonwealth (a)	361,428
8,731	Equity Lifestyle Properties, Inc.	575,548
37,726	Equity Residential	2,908,297
6,766	Essex Property Trust, Inc.	1,441,902
12,722	Extra Space Storage, Inc.	1,153,758
7,127	Federal Realty Investment Trust	1,074,965
22,630	Forest City Realty Trust, Inc. (a)	445,811
4,341	Four Corners Property Trust, Inc.	73,363
9,139	Gaming & Leisure Properties, Inc.	238,345
59,788	General Growth Properties, Inc.	1,676,456
47,839	HCP, Inc.	1,719,334
12,965	Healthcare Trust of America, Inc. Class A	363,539
15,531	Hospitality Properties Trust	366,376
4,120	Howard Hughes Corp. (a)	391,524
4,647	Jones Lang LaSalle, Inc.	653,926
9,121	Kilroy Realty Corp.	509,590
42,774	Kimco Realty Corp.	1,163,025
15,492	Liberty Property Trust	454,225
16,399	Macerich Co.	1,278,630
38,385	MFA Financial, Inc.	243,745
7,815	Mid-America Apartment Communities, Inc.	733,203
13,889	National Retail Properties, Inc.	596,394
20,086	NorthStar Asset Management Group, Inc.	231,792
6,306	NorthStar Realty Europe Corp.	59,529
18,899	NorthStar Realty Finance Corp.	224,331
18,932	Omega Healthcare Investors, Inc.	600,334
18,498	Paramount Group, Inc.	303,367
15,080	Piedmont Office Realty Trust, Inc. Class A	279,131
5,667	Post Properties, Inc.	324,662
54,299	Prologis, Inc.	2,143,182
15,013	Public Storage	3,806,696
13,149	Rayonier, Inc.	277,312
15,175	Realogy Holdings Corp. (a)	497,740
25,864	Realty Income Corp.	1,442,953
9,772	Regency Centers Corp.	707,395
24,584	Retail Properties of America, Inc. Class A	381,298
24,351	Senior Housing Properties Trust	352,602
32,259	Simon Property Group, Inc.	6,009,207
10,322	SL Green Realty Corp.	997,208
45,750	Spirit Reality Capital, Inc.	479,460
24,671	Starwood Property Trust, Inc.	469,736
9,932	Tanger Factory Outlet Centers, Inc.	317,725
6,398	Taubman Centers, Inc.	454,514
37,988	Two Harbors Investment Corp.	288,709
26,847	UDR, Inc.	955,485
34,287	Ventas, Inc.	1,896,757
93,798	VEREIT, Inc.	723,183
19,521	Vornado Realty Trust	1,726,828
19,191	Washington Prime Group, Inc.	174,254
12,847	Weingarten Realty Investors	448,232
36,340	Welltower, Inc.	2,261,075
53,651	Weyerhaeuser Co.	1,374,002
10,805	WP Carey Inc.	629,391
9,120	Zillow Group, Inc. Class C (a)	186,960
4,569	Zillow Group, Inc. Class A (a)	99,010
		68,863,855
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.3%
5,664	Affiliated Managers Group (a)	760,052
3,679	Artisan Partners Asset Management, Inc.	115,153
15,813	Associated Banc-Corp	277,518
12,993	BlackRock, Inc.	4,083,180
8,646	CBOE Holdings, Inc.	575,997
118,723	Charles Schwab Corp.	3,030,998
33,221	CME Group, Inc.	2,984,907
30,046	E*TRADE Financial Corp. (a)	707,884
12,216	Eaton Vance Corp.	350,111
9,707	Federated Investors, Inc. Class B	245,490
40,194	Franklin Resources, Inc.	1,393,124
44,763	Goldman Sachs Group, Inc.	7,231,910
5,972	Interactive Brokers Group, Inc. Class A	192,716
12,127	IntercontinentalExchange, Inc.	3,199,103
44,636	Invesco Ltd. (a)	1,335,955
13,054	Lazard Ltd. Class A	469,813
10,118	Legg Mason, Inc.	309,813
158,855	Morgan Stanley	4,111,167
1,987	Morningstar, Inc.	159,775
11,996	NASDAQ OMX Group, Inc.	743,752
37,540	Navient Corp.	358,882
13,242	Raymond James Financial, Inc.	580,132
14,427	SEI Investments Co.	566,116
27,000	T. Rowe Price Group, Inc.	1,915,650
27,667	TD Ameritrade Holding Corp.	763,056
14,850	Vantiv, Inc. Class A (a)	698,693
8,735	Waddell & Reed Financial, Inc. Class A	239,688
		37,400,635

Telecommunications - 0.5%
34,581	Crown Castle International Corp.	2,980,882
7,095	Equinix, Inc.	2,203,494
		5,184,376
Wood Product Manufacturing - 0.1%
34,058	Leucadia National Corp.	564,001
	TOTAL COMMON STOCKS (Cost $419,919,718)	$380,705,560

SHORT TERM INVESTMENTS - 53.6%
Money Market Funds - 53.6%
508,429,103	Dreyfus Treasury Prime Cash Management, 0.08% (b)	$508,429,103
92,441,229	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (b)	92,441,229
	TOTAL SHORT TERM INVESTMENTS (Cost $600,870,332) (c)	$600,870,332

	TOTAL INVESTMENTS (Cost $1,020,790,050) - 87.6%	$981,575,892
	Other Assets in Excess of Liabilities - 12.4%	138,956,032
	TOTAL NET ASSETS - 100.0%	$1,120,531,924

Percentages are stated as a percent of net assets.

(†)	Less than 0.05%.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at January 31, 2016.

(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $600,870,332.

Long Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Russell 1000® Financial Services Index	1,071,475	$1,350,752,325	(0.765)%	6/30/2016	$(47,559,070)
UBS Securities LLC	Russell 1000® Financial Services Index	373,798	466,206,071	(0.825)%	1/17/2017	(13,891,046)
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	330,619	407,543,643	(0.727)%	1/26/2017	(7,493,386)
Citibank N.A.	Russell 1000® Financial Services Index	315,000	369,342,658	(0.877)%	2/21/2017	11,737,074
BNP Paribas	Russell 1000® Financial Services Index	89,395	121,125,713	(0.775)%	5/17/2017	(12,597,433)
BNP Paribas	Russell 1000® Financial Services Index	160,000	215,585,979	(0.775)%	6/21/2017	(21,680,855)
BNP Paribas	Russell 1000® Financial Services Index	124,130	148,923,971	(0.775)%	8/16/2017	1,241,752
			$3,079,480,360			$(90,242,964)

Direxion Daily Financial Bear 3X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 69.5%
Money Market Funds - 69.5%
145,266,732	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$145,266,732
36,294,743	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	36,294,743
21,263,244	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21%(a)	21,263,244
	TOTAL SHORT TERM INVESTMENTS (Cost $202,824,719) (b)	$202,824,719

	TOTAL INVESTMENTS (Cost $202,824,719) - 69.5%	$202,824,719
	Other Assets in Excess of Liabilities - 30.5%	89,049,667
	TOTAL NET ASSETS - 100.0%	$291,874,386

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $202,824,719.

Short Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	107,559	$128,534,538	0.027%	2/16/2016	$(1,674,297)
Credit Suisse International	Russell 1000® Financial Services Index	219,370	270,686,411	(0.175)%	6/1/2016	4,919,198
UBS Securities LLC	Russell 1000® Financial Services Index	44,028	57,745,391	0.275%	1/9/2017	4,172,442
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	69,320	85,515,801	(0.175)%	1/18/2017	1,608,137
Citibank N.A.	Russell 1000® Financial Services Index	66,660	77,665,499	(0.324)%	2/21/2017	(3,006,309)
BNP Paribas	Russell 1000® Financial Services Index	165,211	196,316,101	(0.375)%	3/15/2017	(3,636,860)
Deutsche Bank AG London	Russell 1000® Financial Services Index	51,747	68,186,721	(0.075)%	8/21/2017	5,475,437
			$884,650,462			$7,857,748

Direxion Daily Gold Miners Index Bull 3X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 2.9%
1,298,487	Market Vectors® Gold Miners ETF	$18,490,455
	TOTAL INVESTMENT COMPANIES (Cost $18,557,222)	$18,490,455

SHORT TERM INVESTMENTS - 65.0%
Money Market Funds - 65.0%
390,359,713	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$390,359,713
33,338,760	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21% (a)	33,338,760
	TOTAL SHORT TERM INVESTMENTS (Cost $423,698,473) (b)	$423,698,473

	TOTAL INVESTMENTS (Cost $442,255,695) - 67.9%	$442,188,928
	Other Assets in Excess of Liabilities - 32.1%	209,270,061
	TOTAL NET ASSETS - 100.0%	$651,458,989

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $423,698,473.

Long Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	10,418,640	$145,757,118	(1.175)%	3/21/2016	$3,408,395
Citibank N.A.	Market Vectors® Gold Miners ETF	11,922,581	163,306,124	(0.925)%	4/18/2016	7,117,556
Credit Suisse International	Market Vectors® Gold Miners ETF	41,226,975	578,840,782	(0.975)%	8/23/2016	10,750,063
UBS Securities LLC	Market Vectors® Gold Miners ETF	3,875,963	55,075,001	(1.025)%	1/23/2017	268,749
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	55,519,333	773,143,154	(0.875)%	2/22/2017	19,041,137
BNP Paribas	Market Vectors® Gold Miners ETF	6,486,671	91,013,509	(0.675)%	6/21/2017	1,267,296
BNP Paribas	Market Vectors® Gold Miners ETF	4,000,000	57,991,596	(0.675)%	7/19/2017	(1,057,771)
BNP Paribas	Market Vectors® Gold Miners ETF	2,500,000	32,131,425	(0.675)%	8/16/2017	3,461,920
			$1,897,258,709			$44,257,345

Direxion Daily Gold Miners Index Bear 3X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 70.8%
Money Market Funds - 70.8%
59,625,393	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$59,625,393
1	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	1
31,138,272	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21% (a)	31,138,272
	TOTAL SHORT TERM INVESTMENTS (Cost $90,763,666) (b)	$90,763,666

	TOTAL INVESTMENTS (Cost $90,763,666) - 70.8%	$90,763,666
	Other Assets in Excess of Liabilities - 29.2%	37,521,008
	TOTAL NET ASSETS - 100.0%	$128,284,674

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $90,763,666.

Short Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	7,370,440	$124,511,799	0.075%	2/17/2016	$18,673,847
Credit Suisse International	Market Vectors® Gold Miners ETF	2,128,753	26,955,135	0.075%	8/23/2016	(3,357,669)
UBS Securities LLC	Market Vectors® Gold Miners ETF	4,352,825	62,248,963	(0.075)%	12/1/2016	(260,491)
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	4,196,671	58,350,137	0.275%	1/25/2017	(1,406,745)
Citibank N.A.	Market Vectors® Gold Miners ETF	7,118,918	99,125,127	(0.025)%	2/13/2017	(2,246,910)
BNP Paribas	Market Vectors® Gold Miners ETF	1,858,718	23,173,578	(0.075)%	8/16/2017	(3,295,185)
			$394,364,739			$8,106,847

Direxion Daily Healthcare Bull 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 0.1%
3,891	Health Care Select Sector SPDR® Fund	$258,635
	TOTAL INVESTMENT COMPANIES (Cost $273,626)	$258,635

SHORT TERM INVESTMENTS - 66.1%
Money Market Funds - 66.1%
111,154,804	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$111,154,804
47,246,170	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	47,246,170
	TOTAL SHORT TERM INVESTMENTS (Cost $158,400,974) (b)	$158,400,974

	TOTAL INVESTMENTS (Cost $158,674,600) - 66.2%	$158,659,609
	Other Assets in Excess of Liabilities - 33.8%	81,156,317
	TOTAL NET ASSETS - 100.0%	$239,815,926

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $158,400,974.

Long Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	Health Care Select Sector SPDR® Fund	12,512	$806,059	(0.675)%	4/20/2016	$20,744
BNP Paribas	Health Care Select Sector SPDR® Fund	316,165	20,459,967	(0.675)%	5/18/2016	432,844
Credit Suisse International	Health Care Select Sector SPDR® Fund	450,497	20,571,483	(0.725)%	5/23/2016	10,286,620
Bank of America Merrill Lynch	Health Care Select Sector SPDR® Fund	2,067,545	144,505,325	(0.727)%	5/25/2016	(6,676,254)
Citibank N.A.	Health Care Select Sector SPDR® Fund	6,065,956	391,842,753	(0.725)%	5/27/2016	12,428,252
UBS Securities LLC	Health Care Select Sector SPDR® Fund	934,868	62,978,134	(0.675)%	11/18/2016	(845,930)
BNP Paribas	Health Care Select Sector SPDR® Fund	182,234	12,676,910	(0.675)%	3/15/2017	(590,612)
Deutsche Bank AG London	Health Care Select Sector SPDR® Fund	790,131	55,538,674	(0.525)%	10/3/2017	(2,883,037)
			$709,379,305			$12,172,627

Direxion Daily Healthcare Bear 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 72.0%
Money Market Funds - 72.0%
1,701,754	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$1,701,754
	TOTAL SHORT TERM INVESTMENTS (Cost $1,701,754) (b)	$1,701,754

	TOTAL INVESTMENTS (Cost $1,701,754) - 72.0%	$1,701,754
	Other Assets in Excess of Liabilities - 28.0%	663,010
	TOTAL NET ASSETS - 100.0%	$2,364,764

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,701,754.

Short Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Health Care Select Sector SPDR® Fund	36,441	2,414,218	0.225%	1/3/2017	(7,878)
Credit Suisse International	Health Care Select Sector SPDR® Fund	70,294	5,040,087	0.075%	6/5/2017	347,542
			$7,454,305			$339,664

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 43.0%
35,000	iShares U.S. Home Construction ETF	$851,550
	TOTAL INVESTMENT COMPANIES (Cost $1,040,515)	$851,550
SHORT TERM INVESTMENTS - 65.3%
Money Market Funds - 65.3%
1,291,665	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$1,291,665
	TOTAL SHORT TERM INVESTMENTS (Cost $1,291,665) (b)	$1,291,665

	TOTAL INVESTMENTS (Cost $2,332,180) - 108.3%	$2,143,215
	Liabilities in Excess of Other Assets - (8.3)%	(164,199)
	TOTAL NET ASSETS - 100.0%	$1,979,016

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,291,665.

Long Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Dow Jones U.S. Select Home Construction Index	1,008	$4,939,744	(0.825)%	9/20/2016	$(559,007)
Morgan Stanley Capital Services	Dow Jones U.S. Select Home Construction Index	162	697,186	(0.725)%	12/28/2016	6,659
			$5,636,930			$(552,348)

Direxion Daily Homebuilders & Supplies Bear 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 83.5%
Money Market Funds - 83.5%
2,452,767	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$2,452,767
400,000	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	400,000
1,980,073	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21% (a)	1,980,073
	TOTAL SHORT TERM INVESTMENTS (Cost $4,832,840) (b)	$4,832,840

	TOTAL INVESTMENTS - (Cost $4,832,840) - 83.5%	$4,832,840
	Other Assets in Excess of Liabilities - 16.5%	958,254
	TOTAL NET ASSETS - 100.0%	$5,791,094

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,832,840.

Short Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Dow Jones U.S. Select Home Construction Index	2,164	$11,456,851	(0.125)%	9/20/2016	$2,003,758
Morgan Stanley Capital Services	Dow Jones U.S. Select Home Construction Index	1,445	6,060,414	0.075%	2/14/2017	(218,692)
Bank of America Merrill Lynch	Dow Jones U.S. Select Home Construction Index	390	1,607,066	(0.024)%	7/26/2017	(87,639)
			$19,124,331			$1,697,427

Direxion Daily Junior Gold Miners Index Bull 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 5.1%
277,526	Market Vectors® Junior Gold Miners ETF	$5,297,971
	TOTAL INVESTMENT COMPANIES (Cost $5,459,046)	$5,297,971

SHORT TERM INVESTMENTS - 81.3%
Money Market Funds - 81.3%
76,931,375	Dreyfus Treasury Prime Cash Management 0.08% (a)	$76,931,375
7,170,199	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.21% (a)	7,170,199
	TOTAL SHORT TERM INVESTMENTS (Cost $84,101,574)(b)	$84,101,574

	TOTAL INVESTMENTS - 86.4% (Cost $89,560,620)	$89,399,545
	Other Assets in Excess of Liabilities - 13.6%	13,998,852
	TOTAL NET ASSETS - 100.0%	$103,398,397

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $84,101,574.

Long Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Market Vectors® Junior Gold Miners ETF	3,487,861	$70,387,280	(0.625)%	5/16/2016	$(3,583,011)
Credit Suisse International	Market Vectors® Junior Gold Miners ETF	2,217,778	42,097,258	(0.875)%	8/23/2016	221,794
UBS Securities, LLC	Market Vectors® Junior Gold Miners ETF	2,859,248	61,186,110	(0.925)%	11/25/2016	(6,324,506)
BNP Paribas	Market Vectors® Junior Gold Miners ETF	1,357,145	31,519,210	(0.675)%	12/21/2016	(5,661,443)
Morgan Stanley Capital Services	Market Vectors® Junior Gold Miners ETF	1,473,149	28,455,662	(1.175)%	1/3/2017	(216,380)
BNP Paribas	Market Vectors® Junior Gold Miners ETF	1,232,498	21,659,155	(0.675)%	3/15/2017	1,865,580
Deutsche Bank AG London	Market Vectors® Junior Gold Miners ETF	3,344,238	65,343,311	(0.925)%	10/8/2018	(1,381,282)
			$320,647,986			$(15,079,248)

Direxion Daily Junior Gold Miners Index Bear 3X Shares
Schedule of Investments
January 31, 2106 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 44.4%
Money Market Funds - 44.4%
12,447,800	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$12,447,800
	TOTAL SHORT TERM INVESTMENTS (Cost $12,447,800) (b)	$12,447,800

	TOTAL INVESTMENTS (Cost $12,447,800) - 44.4%	$12,447,800
	Other Assets in Excess of Liabilities- 55.6%	15,617,291
	TOTAL NET ASSETS - 100.0%	$28,065,091

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,447,800.

Short Equity Swap Contracts
January 31, 2106 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Market Vectors® Junior Gold Miners ETF	970,662	21,874,346	(0.575)%	5/16/2016	3,163,404
Credit Suisse International	Market Vectors® Junior Gold Miners ETF	1,347,772	25,214,496	0.075%	6/17/2016	(514,463)
UBS Securities LLC	Market Vectors® Junior Gold Miners ETF	704,789	15,456,023	0.125%	11/22/2016	1,904,178
Deutsche Bank AG London	Market Vectors® Junior Gold Miners ETF	787,786	15,753,563	0.025%	1/25/2017	714,653
BNP Paribas	Market Vectors® Junior Gold Miners ETF	600,000	11,451,709	(0.002)%	3/15/2017	(2,291)
			$89,750,137			$5,265,481

Direxion Daily Natural Gas Related Bull 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 7.3%
Funds, Trusts, and Other Financial Vehicles - 0.2%
31,455	Enerplus Corp.	$99,712
Oil and Gas Extraction - 5.5%
2,279	Anadarko Petroleum Corp.	89,086
100,766	Bellatrix Exploration Ltd (a)	125,957
7,087	Cabot Oil & Gas Corp.	147,055
27,376	Chesapeake Energy Corp.	92,805
1,128	Cimarex Energy Co.	104,904
58,384	Comstock Resources, Inc. (a)	102,172
3,401	Devon Energy Corp.	94,888
18,878	Encana Corp.	82,497
117,350	EXCO Resources, Inc. (a)	139,646
5,348	Gulfport Energy Corp. (a)	158,033
5,387	Matador Resources Co. (a)	86,354
3,470	Noble Energy, Inc.	112,324
9,524	QEP Resources, Inc.	122,098
5,022	Range Resources Corp.	148,450
116,433	Rex Energy Corp. (a)	86,533
5,055	SM Energy Co.	70,669
19,303	Southwestern Energy Co. (a)	171,604
23,352	Stone Energy Corp. (a)	71,924
41,562	Ultra Petroleum Corp. (a)	93,930
17,633	WPX Energy, Inc. (a)	95,571
		2,196,500
Petroleum and Coal Products Manufacturing - 0.3%
8,180	Statoil ASA ADR	111,248
Support Activities for Mining - 0.9%
5,862	Antero Resources Corp. (a)	159,270
12,498	Rice Energy, Inc. (a)	145,852
10,935	Synergy Resources Corp. (a)	69,328
		374,450
Utilities - 0.4%
2,281	EQT Corp.	140,829
	TOTAL COMMON STOCKS (Cost $2,925,072)	$2,922,739

MASTER LIMITED PARTNERSHIPS - 0.5%
Oil and Gas Extraction - 0.5%
76,428	Linn Energy LLC	$94,007
44,479	Vanguard Natural Resources LLC	117,869
		211,876
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $211,918)	$211,876

SHORT TERM INVESTMENTS - 80.7%
Money Market Funds - 80.7%
16,797,542	Dreyfus Treasury Prime Cash Management, 0.08% (b)	$16,797,542

15,522,403	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21% (b)	15,522,403
	TOTAL SHORT TERM INVESTMENTS (Cost $32,319,945) (c)	$32,319,945

	TOTAL INVESTMENTS - 88.5% (Cost $35,456,935)	$35,454,560
	Other Assets in Excess of Liabilities - 11.5%	4,616,311
	TOTAL NET ASSETS - 100.0%	$40,070,871

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2016.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,319,945.

ADR - American Depository Receipt

Long Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	ISE-Revere Natural Gas IndexTM	1,787,267	$48,050,553	(0.075)%	3/18/2016	$(2,410,364)
Citibank N.A.	ISE-Revere Natural Gas IndexTM	1,060,975	29,010,251	(0.625)%	4/20/2016	(1,939,014)
Credit Suisse International	ISE-Revere Natural Gas IndexTM	413,388	10,034,933	(0.725)%	8/23/2016	505,473
Deutsche Bank AG London	ISE-Revere Natural Gas IndexTM	958,023	20,586,297	(0.575)%	1/17/2017	3,846,542
BNP Paribas	ISE-Revere Natural Gas IndexTM	373,490	8,196,010	(0.675)%	8/16/2017	1,328,260
			$115,878,044			$1,330,897

Direxion Daily Natural Gas Related Bear 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 59.0%
Money Market Funds - 59.0%
1,756,618	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$1,756,618
490,000	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21% (a)	490,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,246,618) (b)	$2,246,618

	TOTAL INVESTMENTS (Cost $2,246,618) - 59.0%	$2,246,618
	Other Assets in Excess of Liabilities - 41.0%	1,560,383
	TOTAL NET ASSETS - 100.0%	$3,807,001

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,246,618.

Short Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	ISE-Revere Natural Gas IndexTM	235,611	$5,693,826	(1.575)%	1/18/2017	$(313,253)
Credit Suisse International	ISE-Revere Natural Gas IndexTM	186,773	6,153,302	(0.075)%	6/5/2017	1,379,455
BNP Paribas	ISE-Revere Natural Gas IndexTM	25,775	544,517	(1.325)%	7/19/2017	(113,305)
			$12,391,645			$952,897

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 0.6%
6,775	Vanguard REIT ETF	$521,472
	TOTAL INVESTMENT COMPANIES (Cost $543,890)	$521,472

SHORT TERM INVESTMENTS - 66.0%
Money Market Funds - 66.0%
39,855,168	Dreyfus Treasury Prime Cash Management, 0.08%(a)	$39,855,168
4,691,141	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16%(a)	4,691,141
10,849,473	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21% (a)	10,849,473
	TOTAL SHORT TERM INVESTMENTS (Cost $55,395,782)(b)	$55,395,782

	TOTAL INVESTMENTS (Cost $55,939,672) - 66.6%	$55,917,254
	Other Assets in Excess of Liabilities - 33.4%	27,997,745
	TOTAL NET ASSETS - 100.0%	$83,914,999

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $55,395,782

Long Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	MSCI US REIT IndexSM	78,350	$84,286,373	(0.625)%	2/17/2016	$(687,460)
Citibank N.A.	MSCI US REIT IndexSM	33,111	35,879,687	(0.975)%	3/4/2016	(50,728)
Bank of America Merrill Lynch	MSCI US REIT IndexSM	12,889	14,237,791	(0.927)%	7/26/2016	(489,496)
Morgan Stanley Capital Services	MSCI US REIT IndexSM	41,059	44,065,804	(0.775)%	8/17/2016	(47,346)
Credit Suisse International	MSCI US REIT IndexSM	71,022	75,687,502	(0.775)%	2/13/2017	(175,101)
			$254,157,157			$(1,450,131)

 Direxion Daily Real Estate Bear 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 75.0%
Money Market Funds -75.0%
4,112,524	Dreyfus Treasury Prime Cash Management, 0.08%(a)	$4,112,524
1,980,319	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16%(a)	1,980,319
1,938,228	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21% (a)	1,938,228
	TOTAL SHORT TERM INVESTMENTS (Cost $8,031,071)(b)	$8,031,071

	TOTAL INVESTMENTS (Cost $8,031,071) - 75.0%	$8,031,071
	Other Assets in Excess of Liabilities - 25.0%	2,672,266
	TOTAL NET ASSETS - 100.0%	$10,703,337

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $8,031,071.

Short Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	MSCI US REIT IndexSM	7,451	$7,903,412	(0.274)%	2/16/2016	$(32,430)
Deutsche Bank AG London	MSCI US REIT IndexSM	7,541	7,933,711	(0.475)%	2/17/2016	(88,342)
Morgan Stanley Capital Services	MSCI US REIT IndexSM	7,313	7,752,388	(0.325)%	2/23/2016	(55,034)
Credit Suisse International	MSCI US REIT IndexSM	6,091	6,541,634	(0.525)%	5/10/2016	24,596
BNP Paribas	MSCI US REIT IndexSM	1,824	2,033,577	(0.525)%	5/17/2017	67,564
			$32,164,722			$(83,646)

 Direxion Daily Regional Banks Bull 3X Shares
Schedule of Investments
January 31,2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 37.2%
Credit Intermediation and Related Activities - 37.2%
1,009	Associated Banc-Corp	$17,708
783	BancorpSouth, Inc.	16,349
301	Bank of Hawaii Corp.	18,039
381	Bank of the Ozarks, Inc.	16,894
529	BankUnited, Inc.	17,827
317	BOK Financial Corp.	15,853
598	Cathay General Bancorp	16,744
729	Citizens Financial Group, Inc.	15,491
579	Columbia Banking System, Inc.	17,156
445	Commerce Bancshares, Inc.	18,303
473	Community Bank System, Inc.	17,804
195	Credicorp Ltd.	19,765
315	Cullen/Frost Bankers, Inc.	15,076
1,107	CVB Financial Corp.	16,948
457	East West Bancorp, Inc.	14,816
1,413	F.N.B. Corp.	17,027
947	Fifth Third Bancorp	14,963
74	First Citizens BancShares, Inc. Class A	18,208
1,305	First Horizon National Corp.	16,613
289	First Republic Bank	19,652
1,011	FirstMerit Corp.	19,593
1,449	Fulton Financial Corp.	18,620
708	Glacier Bancorp, Inc.	16,702
763	Hancock Holding Co.	18,281
471	Home Bancshares, Inc.	18,232
1,717	Huntington Bancshares, Inc.	14,732
1,525	Investors Bancorp, Inc.	17,827
156	M&T Bank Corp.	17,188
1,550	National Penn Bancshares, Inc.	17,670
264	Northern Trust Corp.	16,389
438	PacWest Bancorp	16,079
367	Pinnacle Financial Partners, Inc.	18,295
664	Popular, Inc.	16,693
458	PrivateBancorp, Inc.	17,235
393	Prosperity Bancshares, Inc.	16,663
124	Signature Bank (a)	17,278
264	South State Corp.	17,648
1,159	Sterling Bancorp	18,208
443	SunTrust Banks, Inc.	16,205
158	SVB Financial Group (a)	16,009
588	Synovus Financial Corp.	17,952
1,342	TCF Financial Corp.	16,117
384	Texas Capital Bancshares, Inc. (a)	13,709
404	UMB Financial Corp.	18,948
1,190	Umpqua Holdings Corp.	17,231
511	United Bankshares, Inc.	17,159
1,913	Valley National Bancorp	16,834
526	Western Alliance Bancorp (a)	17,137
389	Wintrust Financial Corp.	16,373
698	Zions Bancorporation	15,831
	TOTAL COMMON STOCKS (Cost $988,483)	$854,074

Direxion Daily Regional Banks Bull 3X Shares
Schedule of Investments
January 31,2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 68.0%
Money Market Funds - 68.0%
1,564,666	Dreyfus Treasury Prime Cash Management, 0.08% (b)	$1,564,666
	TOTAL SHORT TERM INVESTMENTS (Cost $1,564,666) (c)	$1,564,666

	TOTAL INVESTMENTS (Cost $2,553,149) - 105.2%	$2,418,740
	Liabilities in Excess of Other Assets- (5.2)%	(118,867)
	TOTAL NET ASSETS - 100.0%	$2,299,873

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2016.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,564,666.

Schedule of Investments
January 31,2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Solactive US Regional Banks Index	37,378	$5,504,338	(0.875)%	9/20/2016	$(526,569)
UBS Securities LLC	Solactive US Regional Banks Index	4,828	623,155	(0.625)%	10/21/2016	16,539
Citibank N.A.	Solactive US Regional Banks Index	3,418	$ 449,137	(0.976)%	2/28/2017	$ 3,764
			$6,576,630			$(506,266)

Direxion Daily Regional Banks Bear 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 78.4%
Money Market Funds - 78.4%
1,900,438	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$1,900,438
	TOTAL SHORT TERM INVESTMENTS (Cost $1,900,438) (b)	$1,900,438

	TOTAL INVESTMENTS (Cost $1,900,438) - 78.4%	$1,900,438
	Other Assets in Excess of Liabilities - 21.6%	522,977
	TOTAL NET ASSETS - 100.0%	$2,423,415

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,900,438.

Short Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Solactive US Regional Banks Index	25,753	$3,973,584	(0.025)%	9/20/2016	$525,236
Citibank N.A.	Solactive US Regional Banks Index	5,124	626,489	0.175%	2/13/2017	(52,389)
UBS Securities LLC	Solactive US Regional Banks Index	23,991	3,286,133	0.225%	2/3/2017	106,804
			$7,886,206			$579,651

Direxion Daily Retail Bull 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 11.5%
Broadcasting (except Internet) - 0.2%
2,742	Liberty Interactive Corp. Class A (a)	$71,457
Building Material and Garden Equipment and Supplies Dealers - 2.5%
7,226	Home Depot, Inc.	908,742
5,294	Lowe's Companies, Inc.	379,368
		1,288,110
Clothing and Clothing Accessories Stores - 1.3%
118	Dillard's, Inc. Class A	8,308
407	DSW, Inc. Class A	9,772
778	Foot Locker, Inc.	52,562
1,326	Gap, Inc.	32,779
1,376	L Brands, Inc.	132,302
782	Nordstrom, Inc.	38,396
2,302	Ross Stores, Inc.	129,511
3,785	TJX Companies, Inc.	269,643
486	Urban Outfitters, Inc. (a)	11,120
		684,393
Electronics and Appliance Stores - 0.2%
360	Aaron's, Inc.	8,237
1,689	Best Buy Co., Inc.	47,174
595	GameStop Corp. Class A	15,595
		71,006
Furniture and Home Furnishings Stores - 0.1%
954	Bed Bath & Beyond, Inc. (a)	41,184
509	Williams-Sonoma, Inc.	26,295
		67,479
General Merchandise Stores - 3.2%
2,448	Costco Wholesale Corp.	369,942
1,690	Dollar General Corp.	126,851
1,280	Dollar Tree, Inc. (a)	104,090
1,698	J.C. Penney Co., Inc. (a)	12,327
1,057	Kohl's Corp.	52,586
1,748	Macy's, Inc.	70,637
73	Sears Holdings Corp. (a)	1,237
3,552	Target Corp.	257,236
759	Tractor Supply Co.	67,027
8,787	Wal-Mart Stores, Inc.	583,105
		1,645,038
Health and Personal Care Stores - 0.2%
877	Sally Beauty Holdings, Inc. (a)	24,170
357	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	64,678
		88,848
Merchant Wholesalers, Durable Goods - 0.3%
561	O’Reilly Automotive, Inc. (a)	146,365
Merchant Wholesalers, Nondurable Goods - 0.0% (†)
427	CST Brands, Inc.	16,542
Miscellaneous Store Retailers - 0.1%
3,046	Office Depot, Inc. (a)	15,687
3,564	Staples, Inc.	31,791
		47,478
Motion Picture and Sound Recording Industries - 0.4%
2,361	Netflix, Inc. (a)	216,834
Motor Vehicle and Parts Dealers - 0.5%
408	Advance Auto Parts, Inc.	62,036
405	AutoNation, Inc. (a)	17,516
174	AutoZone, Inc. (a)	133,526
1,090	CarMax, Inc. (a)	48,156
237	Penske Automotive Group, Inc.	7,435
		268,669
Nonstore Retailers - 2.4%
2,121	Amazon.com, Inc. (a)	1,245,027
Petroleum and Coal Products Manufacturing - 0.0% (†)
252	Murphy USA, Inc. (a)	14,578

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.1%
282	Cabela's, Inc. (a)	11,864
512	Dick's Sporting Goods, Inc.	20,009
348	The Michaels Companies, Inc. (a)	7,586
		39,459
	TOTAL COMMON STOCKS (Cost $6,333,925)	$5,911,283

SHORT TERM INVESTMENTS - 48.0%
Money Market Funds - 48.0%
15,757,072	Dreyfus Treasury Prime Cash Management, 0.08% (b)	$15,757,072
8,763,341	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21% (b)	8,763,341
	TOTAL SHORT TERM INVESTMENTS (Cost $24,520,413) (c)	$24,520,413

	TOTAL INVESTMENTS - (Cost $30,854,338) - 59.5%	$30,431,696
	Other Assets in Excess of Liabilities - 40.5%	20,688,686
	TOTAL NET ASSETS - 100.0%	$51,120,382

Percentages are stated as a percent of net assets.

(†)	Less than 0.05%.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at January 31, 2016.

(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $24,520,413.

Long Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Russell Retail 1000® Index	16,141	$38,943,144	(0.725)%	2/23/2016	$5,200,350
UBS Securities LLC	Russell Retail 1000® Index	14,237	37,251,414	(0.775)%	10/21/2016	1,433,489
Citibank N.A.	Russell Retail 1000® Index	10,652	28,969,949	(0.675)%	11/1/2016	(67,986)
Credit Suisse International	Russell Retail 1000® Index	13,308	35,899,381	(0.575)%	2/13/2017	212,248
			$141,063,888			$6,778,101

Direxion Daily Semiconductor Bull 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 16.6%
Computer and Electronic Product Manufacturing - 15.2%
11,114	Analog Devices, Inc.	$598,600
36,487	Applied Materials, Inc.	643,996
5,631	ARM Holdings Plc ADR	242,583
20,546	Atmel Corp.	165,601
10,499	Avago Technologies Ltd.	1,403,821
2,732	Cavium, Inc. (a)	157,828
16,318	Cypress Semiconductor Corp.	128,259
6,837	Infinera Corporation (a)	104,743
39,398	Intel Corp.	1,222,126
11,692	Linear Technology Corp.	499,599
25,308	Marvell Technology Group Ltd.	223,976
13,896	Maxim Integrated Products, Inc.	464,126
9,932	Microchip Technology, Inc.	445,053
42,995	Micron Technology, Inc. (a)	474,235
4,701	Microsemi Corp. (a)	149,022
21,595	NVIDIA Corp.	632,518
9,941	NXP Semiconductors NV (a)	743,388
20,179	ON Semiconductor Corp. (a)	172,732
6,906	Qorvo, Inc. (a)	273,478
28,074	QUALCOMM, Inc.	1,272,875
9,272	SanDisk Corp.	655,530
8,250	Skyworks Solutions, Inc.	568,590
15,485	SunEdison, Inc. (a)	48,468
45,650	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,020,277
10,049	Teradyne, Inc.	195,252
23,570	Texas Instruments, Inc.	1,247,560
12,565	Xilinx, Inc.	631,643
		14,385,879
Machinery Manufacturing - 1.4%
2,902	ASML Holding NV ADR	266,519
7,625	KLA-Tencor Corp.	510,799
7,742	Lam Research Corp.	555,798
		1,333,116
	TOTAL COMMON STOCKS (Cost $16,041,252)	$15,718,995

SHORT TERM INVESTMENTS - 61.6%
Money Market Funds - 61.6%
58,267,503	Dreyfus Treasury Prime Cash Management, 0.08% (b)	$58,267,503
15	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (b)	15
	TOTAL SHORT TERM INVESTMENTS (Cost $58,267,518) (c)	$58,267,518

	TOTAL INVESTMENTS - 78.2%
	(Cost $74,308,770)	$73,986,513
	Other Assets in Excess of Liabilities - 21.8%	20,587,318
	TOTAL NET ASSETS - 100.0%	$94,573,831

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at January 31, 2016.

(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $58,267,518.

ADR American Depository Receipt

Long Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	84,162	$51,991,877	(0.825)%	4/12/2016	$(186,833)
Citibank N.A.	PHLX Semiconductor Sector Index	130,651	78,762,101	(0.775)%	4/25/2016	1,497,005
UBS Securities LLC	PHLX Semiconductor Sector Index	221,923	136,820,096	(0.775)%	10/10/2016	(284,238)
			$267,574,074			$1,025,934

Direxion Daily Semiconductor Bear 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 91.6%
Money Market Funds - 91.6%
8,452,010	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$8,452,010
15,690,238	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	15,690,238
	TOTAL SHORT TERM INVESTMENTS (Cost $24,142,248) (b)	$24,142,248

	TOTAL INVESTMENTS (Cost $24,142,248) - 91.6%	$24,142,248
	Other Assets in Excess of Liabilities - 8.4%	2,227,220
	TOTAL NET ASSETS - 100.0%	$26,369,468

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $24,142,248.

Short Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	32,341	$23,202,449	0.025%	2/8/2016	$3,056,593
Credit Suisse International	PHLX Semiconductor Sector Index	27,555	19,388,730	(0.025)%	6/1/2016	2,288,910
Bank of America Merrill Lynch	PHLX Semiconductor Sector Index	64,132	37,330,583	0.027%	8/26/2016	(2,048,557)
Citibank N.A.	PHLX Semiconductor Sector Index	2,239	1,453,872	(0.075)%	9/27/2016	78,937
BNP Paribas	PHLX Semiconductor Sector Index	2,662	1,761,109	(0.325)%	7/19/2017	124,506
			$83,136,743			$3,500,389

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 31.6%
806,283	SPDR® S&P Biotech ETF	$40,757,606
	TOTAL INVESTMENT COMPANIES (Cost $47,888,328)	$40,757,606
SHORT TERM INVESTMENTS - 82.0%
Money Market Funds - 82.0%
105,700,509	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$105,700,509
	TOTAL SHORT TERM INVESTMENTS (Cost $105,700,509) (b)	$105,700,509

	TOTAL INVESTMENTS (Cost $153,588,837) - 113.6%	$146,458,115
	Liabilities in Excess of Other Assets - (13.6)%	(17,569,307)
	TOTAL NET ASSETS - 100.0%	$128,888,808

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $105,700,509.

Long Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P Biotechnology Select Industry Index	60,217	$256,682,900	0.075%	1/20/2017	$(20,774,401)
Deutsche Bank AG London	S&P Biotechnology Select Industry Index	10,574	41,290,431	0.974%	2/28/2017	136,110
UBS Securities LLC	S&P Biotechnology Select Industry Index	17,506	82,336,015	0.425%	3/7/2017	(13,718,953)
			$380,309,346			$(34,357,244)

Direxion Daily S&P Biotech Bear 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 104.1%
Money Market Funds - 104.1%
22,427,890	Dreyfus Treasury Prime Cash Management Fund, 0.08%(a)	$22,427,890
	TOTAL SHORT TERM INVESTMENTS (Cost $22,427,890) (b)	$22,427,890

	TOTAL INVESTMENTS (Cost $22,427,890) - 104.1%	$22,427,890
	Liabilities in Excess of Other Assets - (4.1)%	(873,936)
	TOTAL NET ASSETS - 100.0%	$21,553,954

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,427,890.

Short Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	S&P Biotechnology Select Industry Index	10,651	$58,008,111	(0.775)%	9/2/2016	$16,197,898
Credit Suisse International	S&P Biotechnology Select Industry Index	3,222	21,277,965	(0.575)%	1/27/2017	8,519,359
Deutsche Bank AG London	S&P Biotechnology Select Industry Index	2,634	10,147,870	(1.6738)%	2/28/2017	(172,491)
			$89,433,946			$24,544,766

Direxion Daily S&P Oil & Gas Exp. & Prod Bull 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 1.4%
14,622	SPDR S&P Oil & Gas Exploration & Production ETF	$416,581
	TOTAL INVESTMENT COMPANIES (Cost $349,027)	$416,581

SHORT TERM INVESTMENTS - 70.2%
Money Market Funds - 70.2%
21,127,044	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$21,127,044
	TOTAL SHORT TERM INVESTMENTS (Cost $21,127,044) (b)	$21,127,044

	TOTAL INVESTMENTS (Cost $21,476,071) - 71.6%	$21,543,625
	Other Assets in Excess of Liabilities - 28.4%	8,535,988
	TOTAL NET ASSETS - 100.0%	$30,079,613

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,127,044.

Long Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	S&P Oil & Gas Exploration & Production Select Industry Index	4,581	$20,427,870	0.425%	7/19/2016	$(528,779)
Deutsche Bank AG London	S&P Oil & Gas Exploration & Production Select Industry Index	7,470	30,380,533	1.075%	8/8/2016	2,064,606
Citibank N.A.	S&P Oil & Gas Exploration & Production Select Industry Index	4,215	17,068,982	0.325%	9/30/2016	1,224,757
Credit Suisse International	S&P Oil & Gas Exploration & Production Select Industry Index	2,210	10,739,566	(0.525)%	11/28/2016	(1,139,298)
BNP Paribas	S&P Oil & Gas Exploration & Production Select Industry Index	2,220	9,990,554	(0.675)%	7/19/2017	(357,731)
			$88,607,505			$1,263,555

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 97.5%
Money Market Funds - 97.5%
11,879,043	Dreyfus Treasury Prime Cash Management 0.08% (a)	$11,879,043
	TOTAL SHORT TERM INVESTMENTS (Cost $11,879,043)(b)	$11,879,043

	TOTAL INVESTMENTS (Cost $11,879,043) - 97.5%	$11,879,043
	Other Assets in Excess of Liabilities - 2.5%	310,712
	TOTAL NET ASSETS - 100.0%	$12,189,755

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,879,043.

Short Equity Swap Contracts
January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities, LLC	S&P Oil & Gas Exploration & Production Select Industry Index	773	$4,257,781	(1.225)%	6/30/2016	$889,558
Deutsche Bank AG London	S&P Oil & Gas Exploration & Production Select Industry Index	2,385	10,951,938	(1.575)%	1/25/2017	583,991
Credit Suisse International	S&P Oil & Gas Exploration & Production Select Industry Index	1,628	6,539,930	(1.575)%	2/6/2017	(532,532)
Citibank N.A.	S&P Oil & Gas Exploration & Production Select Industry Index	343	1,282,255	(1.575)%	2/17/2017	(206,709)
BNP Paribas	S&P Oil & Gas Exploration & Production Select Industry Index	3,298	12,503,555	(0.575)%	8/16/2017	(1,812,520)
			$35,535,459			$(1,078,212)

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 3.2%
131,692	Technology Select Sector SPDR Fund	$5,430,978
	TOTAL INVESTMENT COMPANIES (Cost $5,404,285)	$5,430,978

SHORT TERM INVESTMENTS - 56.8%
Money Market Funds - 56.8%
73,739,906	Dreyfus Treasury Prime Cash Management 0.08% (a)	$73,739,906
13,021,079	Goldman Sachs Financial Square Treasury Instruments Fund 0.16% (a)	13,021,079
8,392,475	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.21% (a)	8,392,475
	TOTAL SHORT TERM INVESTMENTS (Cost $95,153,460)(b)	$95,153,460

	TOTAL INVESTMENTS - 60.0% (Cost $100,557,745)	$100,584,438
	Other Assets in Excess of Liabilities - 40.0%	67,090,363
	TOTAL NET ASSETS - 100.0%	$167,674,801

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $95,153,460.

Long Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Technology Select Sector Index	59,597	$25,909,698	(0.925)%	5/9/2016	$(1,203,074)
UBS Securities LLC	Technology Select Sector Index	652,557	260,844,854	(0.725)%	10/10/2016	10,777,885
Morgan Stanley	Technology Select Sector Index	153,550	63,609,009	(0.875)%	10/19/2016	61,198
Bank of America Merrill Lynch	Technology Select Sector Index	130,094	52,090,497	(0.827)%	1/26/2017	1,915,620
Credit Suisse International	Technology Select Sector Index	115,538	46,653,408	(0.775)%	2/7/2017	1,198,301
Citibank, N.A.	Technology Select Sector Index	90,016	36,193,150	(0.725)%	2/13/2017	1,084,569
			$485,300,616			$13,834,499

Direxion Daily Technology Bear 3X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 82.8%
Money Market Funds - 82.8%
7,912,615	Dreyfus Treasury Prime Cash Management 0.08% (a)	$7,912,615
2,281,136	Goldman Sachs Financial Square Treasury Instruments Fund 0.16% (a)	2,281,136
2,740,321	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.21% (a)	2,740,321
	TOTAL SHORT TERM INVESTMENTS (Cost $12,934,072)(b)	$12,934,072

	TOTAL INVESTMENTS (Cost $12,934,072) - 82.8%	$12,934,072
	Other Assets in Excess of Liabilities - 17.2%	2,687,621
	TOTAL NET ASSETS - 100.0%	$15,621,693

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,934,072.

Short Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Technology Select Sector Index	11,740	$4,675,459	(0.075)%	3/4/2016	$(188,390)
Credit Suisse International	Technology Select Sector Index	17,390	7,325,380	0.175%	9/26/2016	112,857
Morgan Stanley	Technology Select Sector Index	10,680	4,512,259	0.325%	10/19/2016	85,713
UBS Securities LLC	Technology Select Sector Index	27,179	10,777,749	0.075%	11/4/2016	(481,346)
Bank of America Merrill Lynch	Technology Select Sector Index	22,329	9,120,792	(0.074)%	1/26/2017	(155,156)
Deutsche Bank AG London	Technology Select Sector Index	16,708	6,758,038	(0.075)%	1/27/2017	(198,750)
BNP Paribas	Technology Select Sector Index	4,950	1,972,675	(0.275)%	3/15/2017	(96,175)
BNP Paribas	Technology Select Sector Index	2,182	967,611	(0.275)%	6/21/2017	61,268
			$46,109,963			$(859,979)

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 53.3%
Money Market Funds - 53.3%
2,661,786	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$2,661,786
1,260,650	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21% (a)	1,260,650
	TOTAL SHORT TERM INVESTMENTS (Cost $3,922,436) (b)	$3,922,436

	TOTAL INVESTMENTS (Cost $3,922,436) - 53.3%	$3,922,436
	Other Assets in Excess of Liabilities - 46.7%	3,439,732
	TOTAL NET ASSETS - 100.0%	$7,362,168

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,922,436.

Long Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares 7-10 Year Treasury Bond ETF	56,164	$6,032,352	(0.075)%	5/31/2016	$122,621
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	39,629	4,191,559	(0.675)%	12/21/2016	118,071
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,135	119,482	(0.675)%	1/18/2017	3,992
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	89,011	9,556,362	(0.650)%	1/27/2017	182,234
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,467	154,424	(0.675)%	2/15/2017	5,224
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,353	144,676	(0.675)%	3/15/2017	2,616
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	541	57,243	(0.675)%	4/19/2017	1,674
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,423	151,129	(0.675)%	5/17/2017	3,938
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	6,664	708,520	(0.675)%	6/21/2017	17,823
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,174	124,516	(0.675)%	7/19/2017	3,520
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	3,864	419,699	(0.675)%	8/16/2017	1,856
			$21,659,962			$463,569

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 76.3%
Money Market Funds - 76.3%
17,028,560	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$17,028,560
6,055,926	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21% (a)	6,055,926
	TOTAL SHORT TERM INVESTMENTS (Cost 23,084,486) (b)	$23,084,486

	TOTAL INVESTMENTS (Cost $23,084,486) - 76.3%	$23,084,486
	Other Assets in Excess of Liabilities - 23.7%	7,170,492
	TOTAL NET ASSETS - 100.0%	$30,254,978

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,084,486.

Short Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	112,356	$11,817,551	(1.325)%	5/18/2016	$(673,531)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	97,720	10,405,638	(0.325)%	5/23/2016	(265,483)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	59,732	6,281,358	(1.325)%	6/15/2016	(349,751)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	32,807	3,470,943	(1.325)%	7/20/2016	(169,452)
Morgan Stanley Capital Services	iShares 7-10 Year Treasury Bond ETF	196,439	20,847,280	(0.825)%	2/7/2017	(846,358)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	213,667	22,608,105	(1.425)%	3/17/2017	(981,963)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	73,576	7,783,372	(1.325)%	5/17/2017	(271,643)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	45,581	4,821,294	(1.325)%	6/21/2017	(163,772)
			$88,035,541			$(3,721,953)

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 6.2%
36,487	iShares 20+ Year Treasury Bond ETF	$4,644,795
	TOTAL INVESTMENT COMPANIES (Cost $4,573,280)	$4,644,795

SHORT TERM INVESTMENTS - 48.1%
Money Market Funds - 48.1%
22,842,249	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$22,842,249
6,850,965	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	6,850,965
6,120,745	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21% (a)	6,120,745
	TOTAL SHORT TERM INVESTMENTS (Cost $35,813,959) (b)	$35,813,959

	TOTAL INVESTMENTS (Cost $40,387,239) - 54.3%	$40,458,754
	Other Assets in Excess of Liabilities - 45.7%	33,989,844
	TOTAL NET ASSETS - 100.0%	$74,448,598

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,813,959.

Long Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	275,295	33,532,134	(0.425)%	2/12/2016	1,646,713
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	588,503	72,646,075	(0.175)%	5/10/2016	2,602,367
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	223,431	27,413,113	(0.127)%	8/26/2016	1,118,569
Morgan Stanley Capital Services	iShares 20+ Year Treasury Bond ETF	255,566	31,189,061	0.025%	10/18/2016	1,542,520
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	375,219	46,222,015	(0.125)%	10/24/2016	1,563,547
			$211,002,398			$8,473,716

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments

January 31, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 69.8%
Money Market Funds - 69.8%
230,859,172	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$230,859,172
12,438,590	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	12,438,590
37,180,554	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21% (a)	37,180,554
	TOTAL SHORT TERM INVESTMENTS (Cost $280,478,316) (b)	$280,478,316

	TOTAL INVESTMENTS (Cost $280,478,316) - 69.8%	$280,478,316
	Other Assets in Excess of Liabilities - 30.2% (c)	121,139,486
	TOTAL NET ASSETS - 100.0%	$401,617,802

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2016.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $280,478,316.

(c)	Includes $1,236,544 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts

January 31, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	2,256,543	$274,939,075	(0.475)%	2/12/2016	$(13,821,034)
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	200,000	24,149,036	(0.674)%	2/24/2016	(1,389,071)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	3,249,366	395,558,651	(0.425)%	6/7/2016	(20,499,966)
Morgan Stanley Capital Services	iShares 20+ Year Treasury Bond ETF	852,544	103,226,342	(0.525)%	12/5/2016	(5,659,681)
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	2,906,448	354,267,755	(0.375)%	3/17/2017	(16,281,865)
			$1,152,140,859			$(57,651,617)

The cost basis of investments for federal income tax purposes at January 31, 2016 (Unaudited) was as follows*:

	Direxion All Cap Insider Sentiment Shares	Direxion iBillionaire Index ETF	Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion S&P 500® Volatility Response Shares
Cost of investments	$133,220,511	$23,432,799	$87,540,593	$5,051,987
Gross unrealized appreciation	2,351,980	554,035	—	58,814
Gross unrealized depreciation	(6,209,470)	(2,359,317)	(7,147,664)	—
Net unrealized appreciation/(depreciation)	$(3,857,490)	$(1,805,282)	$(7,147,664)	$58,814

	Direxion Value Line® Conservative Equity ETF	Direxion Value Line® Mid- and Large-Cap High Dividend ETF	Direxion Value Line® Small- and Mid-Cap High Dividend ETF	Direxion Zacks MLP High Income Shares
Cost of investments	$1,257,038	$8,260,556	$12,860,980	$68,412,200
Gross unrealized appreciation	64,765	147,238	120,546	274,895
Gross unrealized depreciation	(84,360)	(788,470)	(1,325,491)	(25,919,273)
Net unrealized appreciation/(depreciation)	$(19,595)	$(641,232)	$(1,204,945)	$(25,644,378)

	Direxion Daily CSI 300 China A Share Bear 1X Shares	Direxion Daily S&P Biotech Bear 1X Shares	Direxion Daily Total Bond Market Bear 1X Shares	Direxion Daily Total Market Bear 1X Shares
Cost of investments	$28,536,271	$1,586,614	$950,560	$420,452
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

	Direxion Daily 7-10 Year Treasury Bear 1X Shares	Direxion Daily 20+ Year Treasury Bear 1X Shares	Direxion Daily FTSE Developed Markets Bull 1.25X Shares	Direxion Daily FTSE Emerging Markets Bull 1.25X Shares
Cost of investments	$252,633	$3,067,114	$1,200,630	$1,070,326
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	(61,792)	(212,882)
Net unrealized appreciation/(depreciation)	$—	$—	$(61,792)	$(212,882)

	Direxion Daily S&P 500® Bull 1.25X Shares	Direxion Daily Small Cap Bull 1.25X Shares	Direxion Daily CSI 300 China A Share Bull 2X Shares	Direxion Daily Cyber Security Bull 2X Shares
Cost of investments	$10,936,523	$1,201,633	$57,306,989	$2,310,011
Gross unrealized appreciation	—	—	25,804	—
Gross unrealized depreciation	(524,436)	(157,817)	—	—
Net unrealized appreciation/(depreciation)	$(524,436)	$(157,817)	$25,804	$—

	Direxion Daily Cyber Security Bear 2X Shares	Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares	Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares	Direxion Daily Pharmaceutical & Medical Bull 2X Shares
Cost of investments	$1,050,102	$474,362	$701,313	$2,630,031
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

	Direxion Daily Pharmaceutical & Medical Bear 2X Shares	Direxion Daily S&P 500® Bull 2X Shares	Direxion Daily Small Cap Bull 2X Shares	Direxion Daily Mid Cap Bull 3X Shares
Cost of investments	$2,740,997	$1,556,399	$624,391	$32,524,234
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

	Direxion Daily Mid Cap Bear 3X Shares	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares	Direxion Daily Small Cap Bull 3X Shares
Cost of investments	$14,106,823	$426,946,171	$179,395,547	$809,165,346
Gross unrealized appreciation	—	—	—	18,094
Gross unrealized depreciation	—	(2,286,103)	—	—
Net unrealized appreciation/(depreciation)	$—	$(2,286,103)	$—	$18,094

	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily Brazil Bull 3X Shares	Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares
Cost of investments	$266,489,475	$38,957,105	$17,733,622	$6,386,162
Gross unrealized appreciation	—	32,396	—	—
Gross unrealized depreciation	—	—	(124,545)	—
Net unrealized appreciation/(depreciation)	$—	$32,396	$(124,545)	$—

	Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares	Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares
Cost of investments	$150,654,813	$68,940,829	$126,520,559	$54,689,718
Gross unrealized appreciation	315,094	—	—	—
Gross unrealized depreciation	(889,997)	—	(438,891)	—
Net unrealized appreciation/(depreciation)	$(574,903)	$—	$(438,891)	$—

	Direxion Daily FTSE Europe Bull 3X Shares	Direxion Daily India Bull 3X Shares	Direxion Daily Japan Bull 3X Shares	Direxion Daily Latin America Bull 3X Shares
Cost of investments	$27,632,325	$66,813,601	$8,889,784	$4,631,913
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	(217)	(679,975)	—	—
Net unrealized appreciation/(depreciation)	$(217)	$(679,975)	$—	$—

	Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares	Direxion Daily South Korea Bull 3X Shares	Direxion Daily Energy Bull 3X Shares
Cost of investments	$187,007,017	$28,647,633	$3,441,278	$364,323,370
Gross unrealized appreciation	—	—	12,822	—
Gross unrealized depreciation	(40,988)	—	(2,348)	(13,952,545)
Net unrealized appreciation/(depreciation)	$(40,988)	$—	$10,474	$(13,952,545)

	Direxion Daily Energy Bear 3X Shares	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares	Direxion Daily Gold Miners Index Bull 3X Shares
Cost of investments	$49,905,015	$1,020,853,308	$202,824,719	$442,255,695
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	(39,277,416)	—	(66,767)
Net unrealized appreciation/(depreciation)	$—	$(39,277,416)	$—	$(66,767)

	Direxion Daily Gold Miners Index Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Healthcare Bear 3X Shares	Direxion Daily Homebuilders & Supplies Bull 3X Shares
Cost of investments	$90,763,666	$158,674,600	$1,701,754	$2,332,180
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	(14,991)	—	(188,965)
Net unrealized appreciation/(depreciation)	$—	$(14,991)	$—	$(188,965)

	Direxion Daily Homebuilders & Supplies Bear 3X Shares	Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares	Direxion Daily Natural Gas Related Bull 3X Shares
Cost of investments	$4,832,840	$89,932,975	$12,447,800	$35,733,168
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	(533,430)	—	(278,608)
Net unrealized appreciation/(depreciation)	$—	$(533,430)	$—	$(278,608)

	Direxion Daily Natural Gas Related Bear 3X Shares	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares	Direxion Daily Regional Banks Bull 3X Shares
Cost of investments	$2,246,618	$55,883,960	$8,031,071	$2,553,659
Gross unrealized appreciation	—	55,712	—	—
Gross unrealized depreciation	—	(22,418)	—	(134,919)
Net unrealized appreciation/(depreciation)	$—	$33,294	$—	$(134,919)

	Direxion Daily Regional Banks Bear 3X Shares	Direxion Daily Retail Bull 3X Shares	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Cost of investments	$1,900,438	$30,854,525	$74,330,473	$24,142,248
Gross unrealized appreciation	—	40,170	132,395	—
Gross unrealized depreciation	—	(462,999)	(476,355)	—
Net unrealized appreciation/(depreciation)	$—	$(422,829)	$(343,960)	$—

	Direxion Daily S&P Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Cost of investments	$153,588,837	$22,427,890	$21,476,071	$11,879,043
Gross unrealized appreciation	—	—	67,554	—
Gross unrealized depreciation	(7,130,722)	—	—	—
Net unrealized appreciation/(depreciation)	$(7,130,722)	$—	$67,554	$—

	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Cost of investments	$100,557,745	$12,934,072	$3,922,436	$23,084,486
Gross unrealized appreciation	26,693	—	—	—
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$26,693	$—	$—	$—

	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Cost of investments	$40,387,239	$280,478,316
Gross unrealized appreciation	71,515	—
Gross unrealized depreciation	—	—
Net unrealized appreciation/(depreciation)	$71,515	$—

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report. The Direxion Daily S&P Biotech Bear 1X Shares, Direxion Daily Healthcare Bear 3X Shares, and Direxion Daily Natural Gas Bear 3X Shares commenced operations on December 3, 2015. Effective February 27, 2016, the names of the Direxion Cyber Security Bull 2X Shares and Direxion Daily Cyber Security Bear 2X Shares will be changed to Direxion Daily Cyber Security & IT Bull 2X Shares and Direxion Daily Cyber Security & IT Bear 2X Shares.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of January 31, 2016:

	Direxion All Cap Insider Sentiment Shares				Direxion iBillionaire Index ETF
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$129,358,104	$—	$—	$129,358,104	$21,526,285	$—	$—	$21,526,285
Short-Term Investments	4,917	—	—	4,917	101,232	—	—	101,232
Cash Equivalents	301,002	—	—	301,002	—	—	—	—

	Direxion NASDAQ-100® Equal Weighted Index Shares				Direxion S&P 500® Volatility Response Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$80,392,153	$—	$—	$80,392,153	$—	$—	$—	$—
Investment Companies - Equity	—	—	—	—	5,110,801	—	—	5,110,801
Short-Term Investments	776	—	—	776	—	—	—	—
Other Financial Instruments*	—	—	—	—	—	—	—	—
Cash Equivalents	181,643	—	—	181,643	7,653,832	—	—	7,653,832

	Direxion Value Line® Conservative Equity ETF				Direxion Value Line® Mid- and Large-Cap High Dividend ETF
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$1,237,443	$—	$—	$1,237,443	$7,093,646	$—	$—	$7,093,646
Master Limited Partnerships	—	—	—	—	525,678	—	—	525,678
Short-Term Investments	—	—	—	—	—	—	—	—
Cash Equivalents	13,058	—	—	13,058	47,875	—	—	47,875

	Direxion Value Line® Small- and Mid-Cap High Dividend ETF				Direxion Zacks MLP High Income Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$10,180,983	$—	$—	$10,180,983	$—	$—	$—	$—
Master Limited Partnerships	1,475,052	—	—	1,475,052	42,680,474	—	—	42,680,474
Short-Term Investments	—	—	—	—	87,348	—	—	87,348
Cash Equivalents	105,932	—	—	105,932	—	—	—	—

	Direxion Daily CSI 300 China A Share Bear 1X Shares				Direxion Daily S&P Biotech Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$28,536,271	$—	$—	$28,536,271	$1,586,614	$—	$—	$1,586,614
Other Financial Instruments*	—	7,947,126	—	7,947,126	—	1,561,803	—	1,561,803
Cash Equivalents	132,644,117	—	—	132,644,117	3,756,920	—	—	3,756,920

	Direxion Daily Total Bond Market Bear 1X Shares				Direxion Daily Total Market Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$950,560	$—	$—	$950,560	$420,452	$—	$—	$420,452
Other Financial Instruments*	—	(35,479)	—	(35,479)	—	81,877	—	81,877
Cash Equivalents	2,351,894	—	—	2,351,894	1,511,062	—	—	1,511,062

	Direxion Daily 7-10 Year Treasury Bear 1X Shares				Direxion Daily 20+ Year Treasury Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$252,633	$—	$—	$252,633	$3,067,114	$—	$—	$3,067,114
Other Financial Instruments*	—	(74,841)	—	(74,841)	—	(807,635)	—	(807,635)
Cash Equivalents	1,274,369	—	—	1,274,369	11,704,180		—	11,704,180

	Direxion Daily FTSE Developed Markets Bull 1.25X Shares				Direxion Daily FTSE Emerging Markets Bull 1.25X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$1,138,838	$—	$—	$1,138,838	$857,444	$—	$—	$857,444
Other Financial Instruments*	—	(34,331)	—	(34,331)	—	(26,035)	—	(26,035)
Cash Equivalents	81,264	—	—	81,264	111,743		—	111,743

	Direxion Daily S&P 500® Bull 1.25X Shares				Direxion Daily Small Cap Bull 1.25X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$10,347,423	$—	$—	$10,347,423	$1,043,816	$—	$—	$1,043,816
Short-Term Investments	64,664	—	—	64,664	—	—	—	—
Other Financial Instruments*	—	(134,011)	—	(134,011)	—	(42,876)	—	(42,876)
Cash Equivalents	693,378	—	—	693,378	99,638	—	—	99,638

	Direxion Daily CSI 300 China A Share Bull 2X Shares				Direxion Daily Cyber Security Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$7,361,038	$—	$—	$7,361,038	$—	$—	$—	$—
Short-Term Investments	49,971,755	—	—	49,971,755	2,310,011	—	—	2,310,011
Other Financial Instruments*	—	(19,594,891)	—	(19,594,891)	—	(707,596)	—	(707,596)
Cash Equivalents	19,097,477	—	—	19,097,477	1,336,227	—	—	1,336,227

	Direxion Daily Cyber Security Bear 2X Shares				Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,050,102	$—	$—	$1,050,102	$474,362	$—	$—	$474,362
Other Financial Instruments*	—	(118,714)	—	(118,714)	—	45,999	—	45,999
Cash Equivalents	1,839,281	—	—	1,839,281	1,044,056	—	—	1,044,056

	Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares				Direxion Daily Pharmaceutical & Medical Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$701,313	$—	$—	$701,313	$2,630,031	$—	$—	$2,630,031
Other Financial Instruments*	—	40,807	—	40,807	—	(979,920)	—	(979,920)
Cash Equivalents	680,592	—	—	680,592	1,100,280	—	—	1,100,280

	Direxion Daily Pharmaceutical & Medical Bear 2X Shares				Direxion Daily S&P 500® Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,740,997	$—	$—	$2,740,997	$1,556,399	$—	$—	$1,556,399
Other Financial Instruments*	—	1,131,211	—	1,131,211	—	262,259	—	262,259
Cash Equivalents	2,176,337	—	—	2,176,337	2,173,432	—	—	2,173,432

	Direxion Daily Small Cap Bull 2X Shares				Direxion Daily Mid Cap Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$624,391	$—	$—	$624,391	$32,524,234	$—	$—	$32,524,234
Other Financial Instruments*	—	23	—	23	—	(5,380,990)	—	(5,380,990)
Cash Equivalents	910,510	—	—	910,510	12,526,201	—	—	12,526,201

	Direxion Daily Mid Cap Bear 3X Shares				Direxion Daily S&P 500® Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$50,087,090	$—	$—	$50,087,090
Short-Term Investments	14,106,823	—	—	14,106,823	374,572,978	—	—	374,572,978
Other Financial Instruments*	—	1,557,032	—	1,557,032	—	64,020,797	—	64,020,797
Cash Equivalents	7,045,549	—	—	7,045,549	250,340,444	—	—	250,340,444

	Direxion Daily S&P 500® Bear 3X Shares				Direxion Daily Small Cap Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$5,296,160	$—	$—	$5,296,160
Short-Term Investments	179,395,547	—	—	179,395,547	803,887,280	—	—	803,887,280
Other Financial Instruments*	—	15,644,537	—	15,644,537	—	(172,649,769)	—	(172,649,769)
Cash Equivalents	92,170,624	—	—	92,170,624	231,910,774	—	—	231,910,774

	Direxion Daily Small Cap Bear 3X Shares				Direxion Daily Brazil Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$1,444,516	$—	$—	$1,444,516
Short-Term Investments	266,489,475	—	—	266,489,475	37,544,985	—	—	37,544,985
Other Financial Instruments*	—	71,701,000	—	71,701,000	—	(6,800,339)	—	(6,800,339)
Cash Equivalents	127,916,751	—	—	127,916,751	13,081,686	—	—	13,081,686

	Direxion Daily Developed Markets Bull 3X Shares				Direxion Daily Developed Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$3,532,911	$—	$—	$3,532,911	$—	$—	$—	$—
Short-Term Investments	14,076,166	—	—	14,076,166	6,386,162	—	—	6,386,162
Other Financial Instruments*	—	(3,743,937)	—	(3,743,937)	—	1,886,019	—	1,886,019
Cash Equivalents	4,756,414	—	—	4,756,414	2,517,014	—	—	2,517,014

	Direxion Daily Emerging Markets Bull 3X Shares				Direxion Daily Emerging Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$16,156,607	$—	$—	$16,156,607	$—	$—	$—	$—
Short-Term Investments	133,923,303	—	—	133,923,303	68,940,829	—	—	68,940,829
Other Financial Instruments*	—	(22,315,409)	—	(22,315,409)	—	23,937,383	—	23,937,383
Cash Equivalents	29,741,350	—	—	29,741,350	39,933,423	—	—	39,933,423

	Direxion Daily FTSE China Bull 3X Shares				Direxion Daily FTSE China Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$11,991,165	$—	$—	$11,991,165	$—	$—	$—	$—
Short-Term Investments	114,090,503	—	—	114,090,503	54,689,718	—	—	54,689,718
Other Financial Instruments*	—	(29,989,230)	—	(29,989,230)	—	30,051,014	—	30,051,014
Cash Equivalents	33,581,981	—	—	33,581,981	25,380,937	—	—	25,380,937

	Direxion Daily FTSE Europe Bull 3X Shares				Direxion Daily India Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$114,568	$—	$—	$114,568	$11,080,138	$—	$—	$11,080,138
Short-Term Investments	27,517,540	—	—	27,517,540	55,053,488	—	—	55,053,488
Other Financial Instruments*	—	(5,340,333)	—	(5,340,333)	—	(10,787,303)	—	(10,787,303)
Cash Equivalents	11,834,181	—	—	11,834,181	17,788,637	—	—	17,788,637

	Direxion Daily Japan Bull 3X Shares				Direxion Daily Latin America Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$8,889,784	$—	$—	$8,889,784	$4,631,913	$—	$—	$4,631,913
Other Financial Instruments*	—	(1,159,255)	—	(1,159,255)	—	532,433	—	532,433
Cash Equivalents	3,609,425	—	—	3,609,425	2,202,933	—	—	2,202,933

	Direxion Daily Russia Bull 3X Shares				Direxion Daily Russia Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$5,387,545	$—	$—	$5,387,545	$—	$—	$—	$—
Short-Term Investments	181,578,484	—	—	181,578,484	28,647,633	—	—	28,647,633
Other Financial Instruments*	—	(27,663,873)	—	(27,663,873)	—	13,379,356	—	13,379,356
Cash Equivalents	37,027,972	—	—	37,027,972	5,324,974	—	—	5,324,974

	Direxion Daily South Korea Bull 3X Shares				Direxion Daily Energy Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$971,652	$—	$—	$971,652	$105,600,535	$—	$—	$105,600,535
Short-Term Investments	2,480,100	—	—	2,480,100	244,770,290	—	—	244,770,290
Other Financial Instruments*	—	(311,245)	—	(311,245)	—	30,710,572	—	30,710,572
Cash Equivalents	764,775	—	—	764,775	—	148,030,056	—	148,030,056

	Direxion Daily Energy Bear 3X Shares				Direxion Daily Financial Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—	$380,705,560	$—	$—	$380,705,560
Short-Term Investments	49,905,015	—	—	49,905,015	600,870,332	—	—	600,870,332
Other Financial Instruments*	—	27,327,852	—	27,327,852	—	(90,242,964)	—	(90,242,964)
Cash Equivalents	16,689,521	—	—	16,689,521	233,139,062	—	—	233,139,062

	Direxion Daily Financial Bear 3X Shares				Direxion Daily Gold Miners Index Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$18,490,455	$—	$—	$18,490,455
Short-Term Investments	202,824,719	—	—	202,824,719	423,698,473	—	—	423,698,473
Other Financial Instruments*	—	7,857,748	—	7,857,748	—	44,257,345	—	44,257,345
Cash Equivalents	85,809,870	—	—	85,809,870	208,152,693	—	—	208,152,693

	Direxion Daily Gold Miners Index Bear 3X Shares				Direxion Daily Healthcare Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$258,635	$—	$—	$258,635
Short-Term Investments	90,763,666	—	—	90,763,666	158,400,974	—	—	158,400,974
Other Financial Instruments*	—	8,106,847	—	8,106,847	—	12,172,627	—	12,172,627
Cash Equivalents	33,994,651	—	—	33,994,651	85,088,786	—	—	85,088,786

	Direxion Daily Healthcare Bear 3X Shares				Direxion Daily Homebuilders & Supplies Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$851,550	$—	$—	$851,550
Short-Term Investments	1,701,754	—	—	1,701,754	1,291,665	—	—	1,291,665
Other Financial Instruments*	—	339,664	—	339,664	—	(552,348)	—	(552,348)
Cash Equivalents	616,427	—	—	616,427	396,565	—	—	396,565

	Direxion Daily Homebuilders & Supplies Bear 3X Shares				Direxion Daily Junior Gold Miners Index Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$5,297,971	$—	$—	$5,297,971
Short-Term Investments	4,832,840	—	—	4,832,840	84,101,574	—	—	84,101,574
Other Financial Instruments*	—	1,697,427	—	1,697,427	—	(15,079,248)	—	(15,079,248)
Cash Equivalents	1,495,609	—	—	1,495,609	39,437,062	—	—	39,437,062

	Direxion Daily Junior Gold Miners Index Bear 3X Shares				Direxion Daily Natural Gas Related Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—	$2,922,739	$—	$—	$2,922,739
Master Limited Partnerships	—	—	—	—	211,876	—	—	211,876
Short-Term Investments	12,447,800	—	—	12,447,800	32,319,945	—	—	32,319,945
Other Financial Instruments*	—	5,265,481	—	5,265,481	—	1,330,897	—	1,330,897
Cash Equivalents	7,278,580	—	—	7,278,580	11,960,719	—	—	11,960,719

	Direxion Daily Natural Gas Related Bear 3X Shares				Direxion Daily Real Estate Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$521,472	$—	$—	$521,472
Short-Term Investments	2,246,618	—	—	2,246,618	55,395,782	—	—	55,395,782
Other Financial Instruments*	—	952,897	—	952,897	—	(1,450,131)	—	(1,450,131)
Cash Equivalents	926,209	—	—	926,209	29,661,877	—	—	29,661,877

	Direxion Daily Real Estate Bear 3X Shares				Direxion Daily Regional Banks Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—	$854,074	$—	$—	$854,074
Short-Term Investments	8,031,071	—	—	8,031,071	1,564,666	—	—	1,564,666
Other Financial Instruments*	—	(83,646)	—	(83,646)	—	(506,266)	—	(506,266)
Cash Equivalents	3,014,629	—	—	3,014,629	389,592	—	—	389,592

	Direxion Daily Regional Banks Bear 3X Shares				Direxion Daily Retail Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—	$5,911,283	$—	$—	$5,911,283
Short-Term Investments	1,900,438	—	—	1,900,438	24,520,413	—	—	24,520,413
Other Financial Instruments*	—	579,651	—	579,651	—	6,778,101	—	6,778,101
Cash Equivalents	868,725	—	—	868,725	20,525,109	—	—	20,525,109

	Direxion Daily Semiconductor Bull 3X Shares				Direxion Daily Semiconductor Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$15,718,995			$15,718,995	$—	$—	$—	$—
Short-Term Investments	58,267,518	—	—	58,267,518	24,142,248	—	—	24,142,248
Other Financial Instruments*	—	1,025,934	—	1,025,934	—	3,500,389	—	3,500,389
Cash Equivalents	19,734,403	—	—	19,734,403	6,287,748	—	—	6,287,748

	Direxion Daily S&P Biotech Bull 3X Shares				Direxion Daily S&P Biotech Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$40,757,606	$—	$—	40,757,606	$—	$—	$—	$—
Short-Term Investments	105,700,509	—	—	105,700,509	22,427,890	—	—	22,427,890
Other Financial Instruments*	—	(34,357,244)	—	(34,357,244)	—	24,544,766	—	24,544,766
Cash Equivalents	856,567	—	—	856,567	14,712,597	—	—	14,712,597

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares				Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$416,581	$—	$—	$416,581	$—	$—	$—	$—
Short-Term Investments	21,127,044	—	—	21,127,044	11,879,043	—	—	11,879,043
Other Financial Instruments*	—	1,263,555	—	1,263,555	—	(1,078,212)	—	(1,078,212)
Cash Equivalents	11,783,166	—	—	11,783,166	5,521,507	—	—	5,521,507

	Direxion Daily Technology Bull 3X Shares				Direxion Daily Technology Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$5,430,978	$—	$—	$5,430,978	$—	$—	$—	$—
Short-Term Investments	95,153,460	—	—	95,153,460	12,934,072	—	—	12,934,072
Other Financial Instruments*	—	13,834,499	—	13,834,499	—	(859,979)	—	(859,979)
Cash Equivalents	55,554,150	—	—	55,554,150	8,393,891	—	—	8,393,891

	Direxion Daily 7-10 Year Treasury Bull 3X Shares				Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$3,922,436	$—	$—	$3,922,436	$23,084,486	$—	$—	$23,084,486
Other Financial Instruments*	—	463,569	—	463,569	—	(3,721,953)	—	(3,721,953)
Cash Equivalents	3,104,448	—	—	3,104,448	11,237,203	—	—	11,237,203

	Direxion Daily 20+ Year Treasury Bull 3X Shares				Direxion Daily 20+ Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Fixed Income	$4,644,795	$—	$—	$4,644,795	$—	$—	$—	$—
Short-Term Investments	35,813,959	—	—	35,813,959	280,478,316	—	—	280,478,316
Other Financial Instruments*	—	8,473,716	—	8,473,716	—	(57,651,617)	—	(57,651,617)
Cash Equivalents	31,853,427	—	—	31,853,427	187,849,257	—	—	187,849,257

For further detail on each asset class, see the Schedules of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer/Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Shares ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis,
Principal Executive Officer

Date	3/15/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis,
Principal Executive Officer

Date	3/15/16

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick,
Principal Financial Officer, Treasurer

Date	3/15/16